UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08234

TIFF Investment Program
(Exact name of registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300, Radnor, PA	19087
(Address of principal executive offices)	(Zip code)

Richard J. Flannery, President and Chief Executive Officer
170 N. Radnor Chester Road, Suite 300, Radnor, PA 19087
(Name and address of agent for service)

Registrant's telephone number, including area code:	(610) 684-8000

Date of fiscal year end:	12/31/2016

Date of reporting period:	03/31/2016

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2016 is filed herewith.

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Investments — 99.5% of net assets

Common Stocks — 60.9%

US Common Stocks — 26.3%

Aerospace & Defense — 0.2%
General Dynamics Corp.	15,985	$2,099,949
NII Holdings, Inc. (a)	47,880	264,776
Northrop Grumman Corp.	12,352	2,444,461
Raytheon Co.	3,471	425,649
United Technologies Corp.	46,400	4,644,640
		9,879,475
Air Freight & Logistics — 0.2%
FedEx Corp.	48,875	7,952,940

Airlines — 1.2%
Alaska Air Group, Inc.	17,163	1,407,709
American Airlines Group, Inc.	224,322	9,199,445
Delta Air Lines, Inc.	649,697	31,627,250
SkyWest, Inc.	240,231	4,802,218
Southwest Airlines Co.	55,750	2,497,600
United Continental Holdings, Inc. (a)	66,386	3,973,866
		53,508,088
Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The)	68,538	2,260,383

Automobiles — 0.1%
Ford Motor Co.	176,534	2,383,209
General Motors Co.	78,377	2,463,389
Harley-Davidson, Inc.	4,160	213,533
Thor Industries, Inc.	1,887	120,334
		5,180,465
Beverages — 0.3%
Coca-Cola Enterprises, Inc.	25,671	1,302,546
Dr Pepper Snapple Group, Inc.	23,395	2,091,981
PepsiCo, Inc.	97,079	9,948,656
		13,343,183
Biotechnology — 0.3%
Amgen, Inc.	20,570	3,084,060
Baxalta, Inc.	62,010	2,505,204
Biogen, Inc. (a)	2,180	567,498
Dynavax Technologies Corp. (a)	108,900	2,095,236

1

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Gilead Sciences, Inc.	35,696	$3,279,034
		11,531,032
Building Products — 0.1%
Masco Corp.	17,694	556,476
USG Corp. (a)	195,035	4,838,819
		5,395,295
Capital Markets — 0.1%
Charles Schwab Corp. (The)	39,605	1,109,732
Morgan Stanley	23,703	592,812
Northern Trust Corp.	55,401	3,610,483
NorthStar Asset Management Group, Inc.	29,700	337,095
		5,650,122
Chemicals — 0.9%
Air Products & Chemicals, Inc.	49,977	7,199,187
Axalta Coating Systems, Ltd. (a)	84,555	2,469,006
Axiall Corp.	326,300	7,126,392
Calgon Carbon Corp.	364,000	5,103,280
CF Industries Holdings, Inc.	18,121	567,912
LyondellBasell Industries NV, Class A	27,275	2,334,194
Monsanto Co.	31,583	2,771,092
Mosaic Co. (The)	292,400	7,894,800
Scotts Miracle-Gro Co. (The), Class A	7,774	565,714
Sherwin-Williams Co. (The)	4,886	1,390,898
Solazyme, Inc. (a)	778,021	1,579,383
WR Grace & Co. (a)	37,532	2,671,528
		41,673,386
Commercial Banks — 0.6%
Citizens Financial Group, Inc.	86,320	1,808,404
Huntington Bancshares Inc.	75,873	723,828
Regions Financial Corp.	23,119	181,484
SunTrust Banks, Inc.	54,972	1,983,390
Wells Fargo & Co.	463,283	22,404,366
		27,101,472
Commercial Services & Supplies — 0.2%
ADT Corp. (The)	100,885	4,162,515
Tyco International plc	128,146	4,704,240
		8,866,755
Communications Equipment — 0.1%
Cisco Systems, Inc.	31,635	900,648
Juniper Networks, Inc.	20,572	524,792
Motorola Solutions, Inc.	6,466	489,476

2

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

NetScout Systems, Inc. (a)	64,099	$1,472,354
		3,387,270
Computers & Peripherals — 0.7%
Apple, Inc.	259,941	28,330,970
EMC Corp.	123,357	3,287,464
Hewlett Packard Enterprise Co.	16,116	285,737
HP, Inc.	16,116	198,549
Seagate Technology plc	29,758	1,025,163
Western Digital Corp.	12,700	599,948
		33,727,831
Construction & Engineering — 0.0%
Fluor Corp.	2,558	137,365
KBR, Inc.	55,656	861,555
Layne Christensen Co. (a)	70,244	505,054
Quanta Services, Inc. (a)	9,663	217,997
		1,721,971
Consumer Finance — 0.2%
American Express Co.	34,489	2,117,625
Capital One Financial Corp.	31,451	2,179,869
Synchrony Financial (a)	228,170	6,539,352
		10,836,846
Containers & Packaging — 0.2%
Avery Dennison Corp.	13,979	1,008,026
Ball Corp.	84,141	5,998,412
WestRock Co.	9,889	385,967
		7,392,405
Diversified Consumer Services — 0.3%
Houghton Mifflin Harcourt Co. (a)	728,909	14,534,445
Sotheby's	24,845	664,107
		15,198,552
Diversified Financial Services — 1.1%
Bank of America Corp.	555,031	7,504,019
Citigroup, Inc.	268,117	11,193,885
CME Group, Inc.	18,953	1,820,435
JPMorgan Chase & Co.	503,068	29,791,687
Leucadia National Corp.	5,553	89,792
Moody's Corp.	7,380	712,613
		51,112,431

3

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	120,108	$4,704,630
Level 3 Communications, Inc. (a)	194,729	10,291,428
Verizon Communications, Inc.	86,841	4,696,361
Vonage Holdings Corp. (a)	17,572	80,304
		19,772,723
Electric Utilities — 0.2%
Duke Energy Corp.	74,386	6,001,463
Edison International	10,078	724,507
Entergy Corp.	29,282	2,321,477
Exelon Corp.	4,550	163,163
		9,210,610
Electrical Equipment — 0.1%
BWX Technologies, Inc.	169,200	5,678,352

Electronic Equipment, Instruments & Components — 0.4%
Dolby Laboratories, Inc., Class A	178,679	7,765,389
FLIR Systems, Inc.	135,000	4,448,250
Knowles Corp. (a)	500,794	6,600,465
		18,814,104
Energy Equipment & Services — 0.1%
Ensco plc, Class A	187,528	1,944,665
FMC Technologies, Inc. (a)	30,165	825,315
Halliburton Co.	3,180	113,590
Helmerich & Payne, Inc.	17,710	1,039,931
		3,923,501
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	29,173	4,597,081
Kroger Co. (The)	76,769	2,936,414
Pricesmart, Inc.	3,135	265,158
Smart & Final Stores, Inc. (a)	319,032	5,168,319
SUPERVALU, Inc. (a)	1,330,716	7,664,924
Sysco Corp.	9,468	442,440
Wal-Mart Stores, Inc.	344,881	23,620,900
Walgreens Boots Alliance, Inc.	1,360	114,566
Whole Foods Market, Inc.	30,909	961,579
		45,771,381
Food Products — 0.3%
Bunge, Ltd.	16,052	909,667
JM Smucker Co. (The)	64,786	8,411,814

4

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Tyson Foods, Inc., Class A	36,398	$2,426,291
		11,747,772
Health Care Equipment & Supplies — 0.8%
CR Bard, Inc.	42,788	8,671,844
Halyard Health, Inc. (a)	272,100	7,817,433
IDEXX Laboratories, Inc. (a)	111,102	8,701,509
Stryker Corp.	89,071	9,556,427
		34,747,213
Health Care Providers & Services — 0.6%
Anthem, Inc.	4,926	684,665
Brookdale Senior Living, Inc. (a)	239,700	3,806,436
Cardinal Health, Inc.	28,178	2,309,187
DaVita HealthCare Partners, Inc. (a)	2,667	195,704
HCA Holdings, Inc. (a)	12,436	970,630
Joint Corp. (The) (a) (b)	210,347	658,386
McKesson Corp.	8,333	1,310,364
Quest Diagnostics, Inc.	5,400	385,830
Tenet Healthcare Corp. (a)	195,198	5,647,078
UnitedHealth Group, Inc.	41,700	5,375,130
VCA Antech, Inc. (a)	135,743	7,831,014
		29,174,424
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc. (a)	1,008,804	13,326,301

Hotels, Restaurants & Leisure — 0.6%
Boyd Gaming Corp. (a)	16,628	343,534
Carnival Corp.	83,847	4,424,606
Dunkin' Brands Group, Inc.	171,541	8,091,589
Interval Leisure Group, Inc.	6,820	98,481
McDonald's Corp.	16,988	2,135,052
MGM Resorts International (a)	163,438	3,504,111
Wyndham Worldwide Corp.	5,548	424,034
Wynn Resorts, Ltd.	69,300	6,474,699
Yum! Brands, Inc.	40,245	3,294,053
		28,790,159
Household Durables — 0.2%
CalAtlantic Group, Inc.	99,355	3,320,444
Mohawk Industries, Inc. (a)	3,936	751,383
Toll Brothers, Inc. (a)	56,098	1,655,452
TopBuild Corp. (a)	1,966	58,469
WCI Communities, Inc. (a)	169,800	3,154,884
Whirlpool Corp.	1,436	258,968
		9,199,600

5

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Household Products — 0.2%
Colgate-Palmolive Co.	84,238	$5,951,415
Procter & Gamble Co. (The)	62,278	5,126,102
		11,077,517
Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)	149,983	1,769,800
NRG Energy, Inc.	34,322	446,529
Talen Energy Corp. (a)	785,600	7,070,400
		9,286,729
Industrial Conglomerates — 0.1%
3M Co.	40,667	6,776,342

Insurance — 0.6%
Allstate Corp. (The)	35,155	2,368,392
American International Group, Inc.	172,317	9,313,734
Berkshire Hathaway, Inc., Class B (a)	18,966	2,690,896
Everest Re Group, Ltd.	12,604	2,488,408
Hartford Financial Services Group, Inc.	9,387	432,553
Lincoln National Corp.	14,281	559,815
Loews Corp.	8,301	317,596
Markel Corp. (a)	873	778,341
MBIA, Inc. (a)	321,070	2,841,470
Prudential Financial, Inc.	9,448	682,335
Travelers Companies, Inc. (The)	21,661	2,528,055
Unum Group	24,098	745,110
		25,746,705
Internet & Catalog Retail — 0.9%
Amazon.com, Inc. (a)	54,980	32,638,327
Blue Nile, Inc.	11,516	296,076
Liberty Interactive Corp. QVC Group (a)	32,870	829,968
Liberty TripAdvisor Holdings, Inc. (a)	14,745	326,749
Liberty Ventures, Series A (a)	9,009	352,432
Overstock.com, Inc. (a)	7,401	106,427
Priceline.com, Inc. (a)	4,695	6,051,667
TripAdvisor, Inc. (a)	10,110	672,315
		41,273,961
Internet Software & Services — 1.5%
Alphabet, Inc., Class A (a)	31,171	23,780,356
Alphabet, Inc., Class C (a)	14,918	11,113,164
ChannelAdvisor Corp. (a)	237,502	2,671,898
Cornerstone OnDemand, Inc. (a)	109,446	3,586,545
eBay, Inc. (a)	139,123	3,319,475
Facebook, Inc. (a)	84,740	9,668,834

6

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

LinkedIn Corp. (a)	26,774	$3,061,607
Pandora Media, Inc. (a)	900,771	8,061,900
Twitter, Inc. (a)	15,770	260,994
VeriSign, Inc. (a)	25,452	2,253,520
		67,778,293
IT Services — 1.4%
Alliance Data Systems Corp. (a)	3,400	748,000
Automatic Data Processing, Inc.	87,467	7,846,665
Cognizant Technology Solutions Corp. (a)	14,043	880,496
CoreLogic, Inc. (a)	29,146	1,011,366
EPAM Systems, Inc. (a)	13,944	1,041,199
Gartner Group, Inc. (a)	21,726	1,941,218
Genpact, Ltd. (a)	27,769	755,039
Hackett Group, Inc. (The)	56,657	856,654
International Business Machines Corp. (IBM)	55,812	8,452,727
Lionbridge Technologies, Inc. (a)	536,955	2,716,992
Mastercard, Inc., Class A	44,985	4,251,083
PayPal Holdings, Inc. (a)	89,050	3,437,330
Teradata Corp. (a)	58,428	1,533,151
Visa, Inc., Class A	377,132	28,843,055
		64,314,975
Life Sciences Tools & Services — 0.3%
Bio-Rad Laboratories, Inc. (a)	4,493	614,283
PerkinElmer, Inc.	103,950	5,141,367
Waters Corp. (a)	61,307	8,087,619
		13,843,269
Machinery — 0.3%
Actuant Corp.	141,846	3,505,015
Graco, Inc.	9,840	826,166
Hyster-Yale Materials Handling, Inc.	34,221	2,279,119
Lindsay Corp.	81,400	5,829,054
PACCAR, Inc.	8,405	459,669
		12,899,023
Media — 1.8%
Charter Communications, Inc. (a)	2,620	530,367
Comcast Corp., Class A	543,019	33,167,600
Discovery Communications, Inc., Series A (a)	46,619	1,334,702
Discovery Communications, Inc., Series C (a)	2,951	79,677
Iheartmedia, Inc. (a)	28,167	31,265
Liberty Broadband Corp., Class A (a)	6,437	374,376
Liberty Broadband Corp., Class C (a)	6,428	372,503
Liberty Media Corp., Class A (a)	18,672	721,299
Liberty Media Corp., Class C (a)	20,160	767,894
Lions Gate Entertainment Corp.	252,537	5,517,933
Live Nation, Inc. (a)	330,238	7,367,610

7

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Media General, Inc. (a)	357,014	$5,822,898
Scripps Networks Interactive, Inc., Class A	11,060	724,430
Sinclair Broadcast Group, Inc.	38,185	1,174,189
Starz - Liberty Capital (a)	7,227	190,287
Tribune Media Co.	14,513	556,574
Tribune Publishing Co.	2,471	19,076
Viacom, Inc.	256,917	10,605,534
Walt Disney Co. (The)	109,473	10,871,764
		80,229,978
Metals & Mining — 0.3%
Compass Minerals International, Inc.	80,009	5,669,438
Royal Gold, Inc.	109,556	5,619,127
TimkenSteel Corp.	197,455	1,796,841
		13,085,406
Multi-Utilities — 0.0%
NiSource, Inc.	10,040	236,542

Multiline Retail — 0.0%
Dollar Tree, Inc. (a)	14,291	1,178,436

Office Electronics — 0.1%
Xerox Corp.	215,455	2,404,478

Oil, Gas & Consumable Fuels — 0.5%
Chesapeake Energy Corp.	254,682	1,049,290
Cloud Peak Energy, Inc. (a)	478,669	933,405
CONSOL Energy, Inc.	489,232	5,523,429
Marathon Oil Corp.	96,145	1,071,055
Marathon Petroleum Corp.	62,053	2,307,130
Murphy Oil Corp.	23,299	586,902
Peabody Energy Corp.	97,472	226,135
Tesoro Corp.	32,796	2,820,784
Valero Energy Corp.	37,070	2,377,670
WPX Energy, Inc. (a)	821,600	5,742,984
		22,638,784
Paper & Forest Products — 0.0%
International Paper Co.	16,673	684,260
Louisiana-Pacific Corp. (a)	11,011	188,508
		872,768
Personal Products — 0.0%
Coty, Inc., Class A	7,841	218,215

8

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Estee Lauder Companies, Inc. (The), Class A	5,553	$523,703
		741,918
Pharmaceuticals — 0.8%
AbbVie, Inc.	1,923	109,842
Bristol-Myers Squibb Co.	9,650	616,442
Johnson & Johnson	163,954	17,739,823
Merck & Co., Inc.	66,049	3,494,652
Pfizer, Inc.	316,620	9,384,617
Valeant Pharmaceuticals International, Inc. (a)	257,062	6,760,731
		38,106,107
Professional Services — 0.0%
Robert Half International, Inc.	13,920	648,394
Verisk Analytics, Inc. (a)	7,986	638,241
		1,286,635
Real Estate — 0.1%
CBRE Group, Inc. (a)	176,892	5,098,027

Real Estate Investment Trusts (REITs) — 1.3%
Alexander's, Inc.	20,331	7,736,962
American Homes 4 Rent	7,500	207,375
Brandywine Realty Trust	223,700	3,138,511
Camden Property Trust	23,800	2,001,342
Care Capital Properties, Inc.	70,373	1,888,811
CBL & Associates Properties, Inc.	437,315	5,204,049
Gaming and Leisure Properties, Inc.	41,400	1,280,088
Gramercy Property Trust	264,745	2,237,095
Hersha Hospitality Trust	47,579	1,015,336
Host Hotels & Resorts, Inc.	78,613	1,312,837
Hudson Pacific Properties, Inc.	67,028	1,938,450
iStar, Inc. (a)	85,541	826,326
Kilroy Realty Corp.	46,720	2,890,566
Outfront Media, Inc.	124,803	2,633,343
Prologis, Inc.	29,719	1,312,986
Simon Property Group, Inc.	2,400	498,456
SL Green Realty Corp.	61,506	5,958,701
Spirit Realty Capital, Inc.	61,200	688,500
Starwood Property Trust, Inc.	694,749	13,151,599
STORE Capital Corp.	46,700	1,208,596
Vornado Realty Trust	19,005	1,794,642
		58,924,571
Real Estate Management & Development — 0.0%
TRI Pointe Group, Inc. (a)	72,000	848,160

9

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Road & Rail — 0.1%
Avis Budget Group, Inc. (a)	9,012	$246,568
Hertz Global Holdings, Inc. (a)	13,557	142,755
Kansas City Southern	3,958	338,211
Swift Transportation Co. (a)	105,828	1,971,576
		2,699,110
Semiconductors & Semiconductor Equipment — 0.5%
Cabot Microelectronics Corp.	104,400	4,271,004
Entegris, Inc. (a)	594,400	8,095,728
Intel Corp.	163,442	5,287,349
Micron Technology, Inc. (a)	174,574	1,827,790
Texas Instruments, Inc.	53,629	3,079,377
		22,561,248
Software — 1.0%
Activision Blizzard, Inc.	24,970	844,985
CA, Inc.	73,486	2,262,634
Citrix Systems, Inc. (a)	29,501	2,318,189
Microsoft Corp.	357,480	19,743,620
MicroStrategy, Inc., Class A (a)	69,284	12,451,720
Oracle Corp.	101,188	4,139,601
Symantec Corp.	115,525	2,123,350
		43,884,099
Specialty Retail — 1.4%
Aaron's, Inc.	40,600	1,019,060
Bed Bath & Beyond, Inc. (a)	43,746	2,171,551
Best Buy Co., Inc.	65,951	2,139,450
Cabela's, Inc. (a)	166,500	8,106,885
CST Brands, Inc.	147,500	5,647,775
Destination XL Group, Inc. (a)	498,882	2,579,220
Dick's Sporting Goods, Inc.	312,986	14,632,096
L Brands, Inc.	167,694	14,725,210
Lowe's Companies, Inc.	24,287	1,839,740
Office Depot, Inc. (a)	815,038	5,786,770
Staples, Inc.	97,919	1,080,047
Tractor Supply Co.	24,383	2,205,686
Williams-Sonoma, Inc.	4,371	239,269
		62,172,759
Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	32,980	1,322,168
Hanesbrands, Inc.	36,938	1,046,823
Nike, Inc.	331,226	20,360,462
		22,729,453

10

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Thrifts & Mortgage Finance — 0.1%
Fannie Mae (a)	438,026	$613,236
Ladder Capital Corp., Class A	278,992	3,473,450
Washington Mutual, Inc. (a) (b) (c)	33,600	—
WMIH Corp. (a)	19	45
		4,086,731
Tobacco — 0.3%
Altria Group, Inc.	45,657	2,860,868
Philip Morris International, Inc.	131,539	12,905,291
		15,766,159
Trading Companies & Distributors — 0.1%
NOW, Inc. (a)	160,698	2,847,568
W.W. Grainger, Inc.	15,299	3,571,246
		6,418,814
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	5,181	349,407
Total US Common Stocks (Cost $1,173,283,121)		1,205,192,446

Foreign Common Stocks — 34.6%

Australia — 0.6%
ALS, Ltd.	72,127	220,283
Alumina, Ltd.	227,202	223,631
Asaleo Care, Ltd.	123,563	171,827
BHP Billiton, Ltd.	14,998	194,539
BlueScope Steel, Ltd.	88,036	416,023
Brambles, Ltd.	50,218	465,099
Cleanaway Waste Management, Ltd.	475,567	279,477
Coca-Cola Amatil, Ltd.	60,417	408,282
DuluxGroup, Ltd.	6,164	29,603
Fairfax Media, Ltd.	281,270	184,931
GUD Holdings, Ltd.	10,763	57,298
Iluka Resources, Ltd.	31,969	159,801
Metcash, Ltd. (a)	158,870	210,999
Newcrest Mining, Ltd. (a)	772,691	10,008,871
Orica, Ltd.	37,168	435,845
Premier Investments, Ltd.	5,858	75,708
QBE Insurance Group, Ltd. - ASE Shares	186,975	1,554,935
Santos, Ltd.	26,911	83,461
Scentre Group	1,113,932	3,781,387
Sigma Pharmaceuticals, Ltd.	88,691	72,000
Spotless Group Holdings, Ltd.	52,302	50,179

11

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Westfield Corp. - REIT	1,157,977	$8,857,604
		27,941,783
Austria — 0.2%
Andritz AG	4,887	268,218
CA Immobilien Anlagen AG (a)	251,625	4,944,922
Erste Group Bank AG (a)	11,258	316,230
IMMOFINANZ AG (a)	409,832	870,444
Oesterreichische Post AG	10,266	417,300
Raiffeisen Bank International AG (a)	20,212	305,747
Wienerberger AG	30,912	593,475
		7,716,336
Belgium — 0.1%
Anheuser-Busch InBev NV	17,355	2,163,501
Groupe Bruxelles Lambert SA	4,239	349,505
		2,513,006
Bermuda — 0.0%
Signet Jewelers, Ltd.	5,093	631,685

Brazil — 0.5%
B2W Cia Digital (a)	222,756	885,907
BrasilAgro - Co. Brasileira de Propriedades Agricolas	116,200	365,180
CCR SA	379,800	1,481,956
Centrais Eletricas Brasileiras SA (a)	917,500	1,691,773
Cia Energetica de Minas Gerais - SPADR	859,654	1,942,818
EDP - Energias do Brasil SA	727,800	2,550,382
Grupo BTG Pactual (UNIT)	273,300	1,321,788
Localiza Rent a Car SA	40,087	331,341
LPS Brasil Consultoria de Imoveis SA (b)	433,300	315,727
MRV Engenharia e Participacoes SA	1,604,600	5,283,736
Natura Cosmeticos SA	330,784	2,441,563
Odontoprev SA	102,065	323,597
Oi SA (a)	27,054	7,900
Porto Seguro SA	13,947	105,660
SLC Agricola SA	340,800	1,497,543
Sul America SA (UNIT)	20,517	91,582
Tim Participacoes SA	522,220	1,161,893
Totvs SA	241,700	1,828,387
		23,628,733
Canada — 1.4%
Aimia, Inc.	47,819	311,123
Barrick Gold Corp. - TSX Shares	32,520	441,696
Barrick Gold Corp. - NYSE Shares	353,960	4,806,777
Bombardier, Inc., Class B (a)	123,932	125,960
Cameco Corp.	700,841	8,998,798
Canadian Natural Resources, Ltd.	29,564	799,679
Denison Mines Corp. (a)	258,900	145,522

12

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Dominion Diamond Corp. (a)	63,610	$705,435
Dundee Corp., Class A (a)	380,887	1,759,632
Dundee Precious Metals, Inc. (a)	1,043,636	1,687,496
Fairfax Financial Holdings, Ltd.	730	408,671
Gabriel Resources, Ltd. (a)	1,962,000	271,923
Goldcorp., Inc.	193,455	3,139,775
Imperial Oil, Ltd.	37,062	1,238,206
Ivanhoe Mines, Ltd., Class A (a)	3,943,251	2,550,399
Kinross Gold Corp. (a) - NYSE Shares	1,929,648	6,560,803
Kinross Gold Corp. (a) - TSX Shares	46,190	157,553
Lundin Gold, Inc. (a) (b)	900,000	3,187,680
MEG Energy Corp. (a)	581,387	2,932,115
New Gold, Inc. (a)	415,983	1,551,617
Northern Dynasty Minerals, Ltd. - NYSE Shares (a) (b)	202,302	64,737
Northern Dynasty Minerals, Ltd. - TSX Shares (a) (b)	5,439,672	1,759,124
NOVAGOLD Resources, Inc. (a)	224,075	1,129,338
Onex Corp.	7,860	479,074
Rogers Communications, Inc., Class B	46,576	1,864,833
Seabridge Gold, Inc. (a)	26,726	292,417
Silver Standard Resources, Inc. (a)	268,769	1,491,668
Silver Wheaton Corp.	150,715	2,498,855
Sprott, Inc.	2,565,690	5,017,788
Suncor Energy, Inc.	34,441	959,177
Tahoe Resources, Inc.	102,813	1,030,703
Turquoise Hill Resources, Ltd. (a)	929,683	2,361,395
Uranium Participation Corp. (a)	1,157,505	4,064,079
		64,794,048
Chile — 0.2%
Administradora de Fondos de Pensiones Habitat SA	8,155	10,530
Antofagasta plc	192,079	1,284,983
Banco Santander Chile	3,153,550	153,041
Cia Cervecerias Unidas SA	257,483	2,909,608
Cia Sud Americana de Vapores SA (a) (b)	17,593,995	358,498
Enaex SA (b)	8,188	84,337
Inversiones La Construccion SA	1,098	12,457
Quinenco SA (b)	1,255,935	2,305,828
Sociedad Quimica y Minera de Chile SA - SPADR	57,203	1,175,522
		8,294,804
China — 1.2%
361 Degrees International, Ltd.	783,000	242,212
Agile Property Holdings, Ltd.	2,108,000	1,174,563
Ajisen China Holdings, Ltd. (b)	2,806,000	1,042,010
Anhui Expressway Co., Ltd.	62,000	48,190
Baidu, Inc. - SPADR (a)	26,167	4,994,757
Bank of Chongqing Co., Ltd.	622,500	504,647
Baoye Group Co., Ltd.	72,000	46,326
Beijing Capital Land, Ltd.	1,354,000	565,210
Biostime International Holdings, Ltd.	129,000	473,057
Central China Real Estate, Ltd.	309,000	58,976

13

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Central China Securities Co., Ltd.	1,461,000	$761,476
Changgang Dunxin Enterprise Co., Ltd. (b) (c)	4,640,000	228,790
China Communications Services Corp., Ltd., Class H	1,788,000	816,314
China Creative Home Group, Ltd.	1,680,000	142,989
China Distance Education Holdings, Ltd. - ADR	28,181	414,824
China Lesso Group Holdings, Ltd.	1,371,000	735,684
China Lilang, Ltd.	491,000	300,806
China Lodging Group Ltd. - SPADR	36,680	1,401,543
China Mengniu Dairy Co., Ltd.	1,798,000	2,866,725
China National Materials Co., Ltd.	145,000	28,408
China Resources Beer Holdings Co., Ltd.	1,552,228	2,862,619
China Shineway Pharmaceutical Group, Ltd.	51,000	61,319
China XD Plastics Co., Ltd. (a)	217,505	700,366
China Yongda Automobiles Services Holdings, Ltd., Series C	116,000	68,224
China Yurun Food Group, Ltd. (a)	11,155,000	1,817,238
CNOOC, Ltd.	1,552,052	1,818,484
Coland Holdings, Ltd.	30,000	44,515
Concord Medical Services Holdings, Ltd. -SPADR	12,173	59,891
CSG Holding Co., Ltd.	844,000	693,669
Ctrip.com International, Ltd. - ADR (a)	5,688	251,751
Daphne International Holdings, Ltd. (a)	3,124,000	414,958
Fantasia Holdings Group Co., Ltd.	1,612,500	203,805
Future Land Development Holdings, Ltd.	420,000	57,421
Goodbaby International Holdings, Ltd. (a)	419,383	215,155
Griffin Mining, Ltd. (a)	1,096,994	342,641
Guangdong Yueyun Transportation Co., Ltd., Class H	238,000	144,800
Guangshen Railway Co., Ltd.	5,764,000	2,474,059
Guangzhou R&F Properties Co., Ltd.	1,027,600	1,468,691
Harbin Electric Co., Ltd.	368,000	148,567
HNA Infrastructure Company, Ltd.	48,000	53,727
Hua Hong Semiconductor, Ltd. (a) (d)	1,007,000	1,006,472
JD.com, Inc. - ADR (a)	58,188	1,541,982
Jiangsu Expressway Co., Ltd.	1,466,000	1,975,371
Johnson Electric Holdings, Ltd.	52,338	161,627
Lansen Pharmaceutical Holdings, Ltd.	200,000	49,519
Lenovo Group, Ltd.	137,479	107,829
Li Ning Co., Ltd. (a)	4,668,666	2,149,362
Lonking Holdings, Ltd.	686,000	122,086
Nam Tai Property, Inc.	104,993	644,657
NetEase, Inc. - ADR	5,608	805,197
NVC Lighting Holding, Ltd. (a) (c)	6,484,000	768,966
Peak Sport Products Co., Ltd.	1,872,000	461,294
Powerlong Real Estate Holdings, Ltd.	786,000	164,251
Qingdao Port International Co., Ltd. (d)	406,000	189,030
Shanghai Mechanical and Electrical Industry Co., Ltd.	345,201	839,631
Shenzhou International Group Holdings, Ltd.	127,199	692,981
SOHO China Ltd.	497,000	236,391
Sunny Optical Technology Group Co., Ltd.	155,000	433,827
TCL Communication Technology Holdings, Ltd., Class C	635,000	417,698
Tiangong International Co., Ltd.	108,000	8,497
Tianneng Power International, Ltd. (a)	1,726,000	1,541,738
Times Property Holdings, Ltd.	235,000	96,058
Tingyi Cayman Islands Holding Corp.	800,568	890,052

14

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Travelsky Technology, Ltd., Class H	567,000	$933,773
Tsingtao Brewery Co., Ltd., Class H	476,017	1,806,956
Universal Health International Group Holding, Ltd.	10,915,000	1,196,838
Vipshop Holdings, Ltd. - ADR (a)	21,283	274,125
Want Want China Holdings, Ltd.	3,821,496	2,833,996
Weiqiao Textile Co., Ltd.	816,850	588,554
Wuxi Little Swan Co., Ltd.	88,700	234,887
Xingda International Holdings, Ltd.	837,000	178,103
Xinhua Winshare Publishing and Media Co., Ltd.	570,000	492,508
XTEP International Holdings, Ltd.	2,258,000	1,223,986
		55,817,649
Colombia — 0.1%
Almacenes Exito SA	392,394	2,050,564
Bancolombia SA - SPADR	67,400	2,303,732
Grupo Nutresa SA	56,884	483,432
		4,837,728
Cyprus — 0.0%
Hellenic Bank Public Co., Ltd. (a)	144,183	188,676

Czech Republic — 0.0%
Komercni Banka AS	4,357	959,873
Philip Morris CR AS	264	146,567
		1,106,440
Denmark — 0.5%
AP Moeller - Maersk A/S	381	497,138
Bang & Olufsen A/S, Class B (a)	39,662	429,714
Carlsberg A/S, Class B	13,541	1,287,684
Coloplast A/S, Class B	38,445	2,903,294
Danske Bank A/S	7,040	198,114
GN Store Nord (GN Great Nordic) A/S	70,642	1,471,324
ISS A/S	54,651	2,188,246
Novo Nordisk A/S, Class B	161,850	8,738,671
Topdanmark A/S (a)	8,760	222,111
Vestas Wind Systems A/S	47,343	3,326,819
William Demant Holding A/S (a)	12,118	1,214,850
		22,477,965
Finland — 0.4%
Amer Sports Oyj	12,120	351,044
Kone Oyj, Class B	159,690	7,667,429
Metso Oyj	10,732	254,808
Nokian Renkaat Oyj	48,617	1,714,640
Sampo Oyj, Class A	62,969	2,979,398

15

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Tikkurila Oyj (b)	377,244	$6,840,738
UPM-Kymmene Oyj	7,249	130,749
Valmet Corp.	9,215	100,987
Wartsila Corp.	8,809	397,024
		20,436,817
France — 0.8%
Air France-KLM SA (a)	82,086	779,626
Airbus Group SE	14,372	953,669
Areva SA (a)	311,834	1,385,547
AXA SA	34,148	802,814
BNP Paribas SA	24,559	1,231,475
Edenred SA	26,316	510,659
Electricite de France SA	628,285	7,026,425
Elis SA	6,704	130,082
Engie SA (a) (b)	9,765	11
Eurazeo SA	2,885	195,012
Eurofins Scientific	2,560	936,517
Groupe Eurotunnel SE	115,146	1,290,157
Imerys SA	1,718	119,719
JCDecaux SA	4,736	206,793
L'Oreal SA	42,258	7,552,606
Legrand SA	45,337	2,537,986
Neopost SA	11,764	246,500
Renault SA	4,177	414,476
Rothschild & Co.	8,423	208,005
SA des Ciments Vicat	3,643	236,229
Sanofi SA	55,892	4,495,083
Schneider Electric SE	7,289	460,345
Societe BIC SA	4,735	711,857
Societe Generale SA	5,305	195,151
Technip SA	2,720	150,407
Thales SA	6,173	540,629
Total SA	7,743	352,170
Unibail-Rodamco SE - REIT	2,700	742,889
Vallourec SA	8,969	58,175
Virbac SA	363	63,053
Zodiac Aerospace	24,104	481,502
		35,015,569
Georgia — 0.0%
BGEO Group plc	47,558	1,384,592

Germany — 1.4%
Adidas AG	62,037	7,270,652
Aurelius AG	5,047	306,215
Axel Springer AG	13,357	719,214
BASF SE	20,226	1,525,100
Bayer AG	3,007	353,394
Bayerische Motoren Werke AG	14,000	1,285,879
Brenntag AG	11,875	677,005
Commerzbank AG (a)	15,110	131,312

16

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Continental AG	2,183	$496,815
CTS Eventim AG	15,075	535,628
Deutsche Bank AG	7,433	126,471
Deutsche Telekom AG	107,372	1,926,187
Deutz AG	21,521	101,709
E.ON SE	65,323	626,927
Fielmann AG	3,851	292,034
Fresenius Medical Care AG & Co.	28,925	2,562,047
GEA Group AG	4,744	231,015
Gerresheimer AG	2,391	187,450
Hannover Rueckversicherung AG	2,172	252,946
Leoni AG	3,523	121,517
SAP AG	51,187	4,141,139
Symrise AG	8,013	535,676
TAG Immobilien AG	63,900	861,331
TUI AG	60,578	935,101
TUI AG - Xetra Shares	14,486	225,917
Vonovia SE	1,009,530	36,322,561
Wacker Neuson SE	38,852	617,660
zooplus AG (a)	3,716	509,613
		63,878,515
Greece — 0.2%
Aegean Airlines SA	29,593	286,368
Alpha Bank AE (a)	182,695	407,480
Diana Shipping, Inc. (a)	351,662	938,937
Ellaktor SA (a)	13,821	19,974
Fourlis Holdings SA (a) (b)	26,445	85,721
Grivalia Properties REIC AE - REIT(b)	203,566	1,707,288
Hellenic Exchanges - Athens Stock Exchange SA Holdings	40,352	228,209
JUMBO SA (a)	41,998	568,536
Motor Oil Hellas Corinth Refineries SA	116,160	1,250,409
OPAP SA	91,715	644,977
Piraeus Bank SA (a)	1,187	305
Safe Bulkers, Inc.	519,789	417,650
Tsakos Energy Navigation, Ltd.	268,589	1,659,880
		8,215,734
Hong Kong — 1.5%
AIA Group, Ltd.	133,727	758,348
AMVIG Holdings, Ltd.	96,000	40,101
CECEP COSTIN New Materials Group, Ltd.	1,814,000	144,964
Cheung Kong Property Holdings, Ltd.	608,908	3,919,648
China Everbright, Ltd.	876,000	1,830,518
China Foods, Ltd. (a)	478,000	202,970
China High Speed Transmission Equipment Group Co., Ltd. (a)	1,890,000	1,581,071
China Merchants Holdings International Co., Ltd.	170,133	504,756
China Mobile, Ltd.	216,500	2,412,055
China Resources Cement Holdings, Ltd.	640,000	195,656
China Resources Power Holdings Co., Ltd.	840,062	1,564,649
China South City Holdings, Ltd.	3,292,000	683,535

17

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

CK Hutchison Holdings, Ltd.	555,375	$7,201,799
Dairy Farm International Holdings, Ltd.	12,200	73,632
Dawnrays Pharmaceutical Holdings, Ltd.	256,000	205,068
Esprit Holdings, Ltd. (a)	2,236,297	2,076,403
First Pacific Co., Ltd.	362,000	270,697
Golden Meditech Holdings, Ltd.	2,040,000	278,825
Guoco Group, Ltd.	93,000	995,247
Hang Lung Properties, Ltd.	505,200	966,367
Henderson Land Development Co., Ltd.	32,724	200,717
Hong Kong & Shanghai Hotels, Ltd. (The)	1,737,510	1,839,201
Hongkong Land Holdings Ltd.	446,200	2,671,856
Hopewell Holdings, Ltd.	977,000	3,156,012
Hua Han Health Industry Holdings, Ltd.	2,668,000	289,847
Huabao International Holdings, Ltd. (a)	909,843	342,437
Hysan Development Co., Ltd.	319,800	1,362,875
Jardine Matheson Holdings, Ltd.	91,961	5,248,158
Jardine Strategic Holdings, Ltd.	88,080	2,628,770
Ju Teng International Holdings, Ltd.	1,082,000	558,265
Lee & Man Paper Manufacturing, Ltd.	2,032,000	1,384,099
Man Wah Holdings, Ltd.	434,929	552,384
Melco International Development, Ltd.	3,940,000	5,498,630
Midland Holdings, Ltd. (a)	2,700,437	841,674
New World Development, Ltd.	1,613,523	1,540,069
Nine Dragons Paper Holdings, Ltd.	51,000	38,389
Pacific Basin Shipping, Ltd.	1,184,151	171,021
Real Nutriceutical Group, Ltd.	5,162,000	512,637
Road King Infrastructure, Ltd.	157,000	126,893
Seaspan Corp.	72,071	1,321,782
SmarTone Telecommunications Holdings, Ltd.	1,442,605	2,406,795
Stella International Holdings, Ltd.	203,105	475,445
Swire Properties, Ltd.	1,599,100	4,338,847
Television Broadcasts, Ltd.	204,292	737,511
Tianjin Port Development Holdings, Ltd.	2,220,000	337,911
Truly International Holdings, Ltd.	1,836,000	534,523
Wharf (Holdings), Ltd. (The)	191,730	1,048,327
Wheelock & Co., Ltd.	134,877	602,715
Yuexiu Transport Infrastructure, Ltd.	528,000	355,942
		67,030,041
Hungary — 0.0%
OTP Bank plc	23,285	583,227

India — 0.7%
Adani Enterprises, Ltd.	874,704	973,575
Andhra Bank	638,728	503,566
Axis Bank, Ltd.	158,859	1,068,268
Axis Bank, Ltd. - GDR (e)	77,039	2,607,770
Bank of Baroda	311,682	696,482
Bharti Airtel, Ltd.	398,144	2,100,200
Canara Bank	53,367	153,319
CESC, Ltd.	320,769	2,305,169
Chambal Fertilizers and Chemicals, Ltd.	11,155	9,244

18

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Cosmo Films, Ltd.	89,937	$393,283
Dish TV India, Ltd. (a)	219,534	291,593
Dishman Pharmaceuticals & Chemicals, Ltd.	303,486	1,532,165
FDC Ltd.	17,372	48,781
GHCL, Ltd.	162,283	281,642
Great Eastern Shipping Co., Ltd. (The)	28,477	134,727
HCL Technologies, Ltd.	39,771	488,250
Hindustan Petroleum Corp., Ltd.	151,949	1,811,582
ICICI Bank, Ltd.	78,281	280,825
Idea Cellular, Ltd.	101,068	171,973
IDFC, Ltd.	299,400	182,365
IFCI, Ltd.	1,674,609	630,651
Infosys, Ltd. - SPADR	61,100	1,162,122
Inox Leisure, Ltd. (a)	21,724	62,798
JB Chemicals & Pharmaceuticals, Ltd.	12,567	47,064
JBF Industries, Ltd.	45,874	125,304
Jubilant Life Sciences, Ltd.	220,515	1,378,275
Karnataka Bank, Ltd. (The)	484,800	753,021
LIC Housing Finance, Ltd.	42,347	313,847
Lincoln Pharmaceuticals, Ltd.	97,922	234,023
Man Industries India, Ltd.	130,096	122,478
Manali Petrochemicals, Ltd.	154,830	58,625
Manappuram Finance, Ltd.	2,294,830	1,206,895
NHPC, Ltd.	344,953	124,213
NIIT Technologies, Ltd.	46,311	346,413
Power Finance Corp., Ltd.	674,751	1,743,767
Punjab National Bank	120,441	155,675
Radico Khaitan, Ltd.	26,023	37,434
Rajesh Exports, Ltd.	187,057	1,748,689
RSWM, Ltd.	25,060	113,093
Rural Electrification Corp., Ltd.	655,391	1,644,273
SITI Cable Network, Ltd. (a)	194,695	104,633
Syndicate Bank	718,916	731,143
Uflex, Ltd.	120,597	316,737
Union Bank of India	109,113	215,564
Vardhman Textiles, Ltd.	12,668	147,304
Zee Entertainment Enterprises, Ltd.	42,274	247,055
		29,805,875
Indonesia — 0.1%
Adaro Energy Tbk PT	476,800	23,180
Bank Mandiri Persero Tbk PT	2,376,700	1,845,483
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,479,600	107,652
Bank Pembangunan Daerah Jawa Timur Tbk PT	1,579,100	56,563
Elnusa Tbk PT	3,922,400	98,781
Indo Tambangraya Megah Tbk PT	765,300	385,287
Indosat Tbk PT (a)	382,972	178,337
Salim Ivomas Pratama Tbk PT	1,488,400	52,974
Tambang Batubara Bukit Asam Persero Tbk PT	1,103,200	525,989
XL Axiata Tbk PT (a)	2,166,000	653,314
		3,927,560

19

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Ireland — 0.2%
Bank of Ireland (a)	1,142,768	$330,553
CRH plc	5,208	146,352
CRH plc - BATS Europe Shares	14,101	397,307
DCC plc	14,519	1,278,436
Experian plc	67,775	1,206,021
Governor & Co. of the Bank of Ireland (The) (a)	4,422,433	1,282,030
Irish Bank Resolution Corp., Ltd. (a) (b) (c)	38,180	—
Irish Continental Group plc	76,772	474,641
Paddy Power Betfair plc	10,360	1,439,310
Paddy Power Betfair plc	13,832	1,926,322
Permanent TSB Group Holdings plc (a)	169,882	523,181
Ryanair Holdings plc - SPADR	1,892	162,371
		9,166,524
Israel — 0.1%
Teva Pharmaceutical Industries, Ltd. - SPADR	88,004	4,709,094

Italy — 0.6%
Banca IFIS SpA	17,848	590,603
Banca Monte dei Paschi di Siena SpA (a)	358,024	203,100
Banca Popolare dell'Emilia Romagna SC	16,793	79,188
Banca Popolare di Milano Scarl	1,655,412	1,147,892
Banco Popolare SC (a)	214,293	1,472,100
Brembo SpA	2,944	152,150
Credito Valtellinese SC (a)	846,559	552,000
Davide Campari-Milano SpA	20,831	207,886
Eni SpA	217,808	3,292,214
ERG SpA	80,580	1,095,784
Exor SpA	143,789	5,141,127
Ferrari NV (a)	41,612	1,735,220
Ferrari NV (a)	5,096	210,839
Interpump Group SpA	7,350	107,456
Intesa Sanpaolo SpA	232,633	639,733
Luxottica Group SpA	51,355	2,834,107
Luxottica Group SpA - SPADR	4,764	262,020
Piaggio & C SpA (b)	1,747,665	3,699,892
Saipem SpA (a)	2,206,024	879,601
Tamburi Investment Partners SpA	136,642	485,326
Telecom Italia SpA (a)	150,124	161,882
UniCredit SpA	284,096	1,023,458
Unione di Banche Italiane SpA	73,867	270,928
		26,244,506
Japan — 9.4%
Alfresa Holdings Corp.	73,900	1,416,832
Amano Corp.	173,400	2,732,584
Asahi Diamond Industrial Co., Ltd.	1,676,300	14,979,785
Asatsu-DK, Inc.	322,200	8,277,048
Ashikaga Holdings Co., Ltd.	97,286	277,785

20

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Astellas Pharma, Inc.	5,900	$78,416
Azbil Corp.	652,100	16,685,835
Bank of Yokohama, Ltd. (The) (c)	67,000	304,505
BML, Inc.	517,100	19,993,702
Bridgestone Corp.	22,538	839,914
Canon, Inc.	82,400	2,455,246
Chiba Bank, Ltd. (The)	71,000	353,713
Coca-Cola East Japan Co., Ltd.	32,920	545,302
Cosmos Pharmaceutical Corp.	3,795	629,625
CyberAgent, Inc.	8,792	407,496
Dai-ichi Life Insurance Co., Ltd. (The)	133,800	1,618,528
Daibiru Corp.	123,300	1,037,631
Daiichikosho Co., Ltd.	494,700	21,532,244
Dainippon Sumitomo Pharma Co., Ltd.	76,500	880,478
Daiwa Securities Group, Inc.	111,210	682,023
Dentsu, Inc.	2,400	120,413
DMG Mori Co., Ltd.	16,900	154,752
Duskin Co., Ltd.	82,000	1,470,354
East Japan Railway Co.	21,800	1,877,001
Fuji Media Holdings, Inc.	61,800	678,447
FUJIFILM Holdings Corp.	79,500	3,136,016
Fujitsu, Ltd.	137,000	505,693
GLP J - REIT	2,050	2,334,277
Hakuhodo DY Holdings, Inc.	1,201,200	13,602,101
Hitachi, Ltd.	374,525	1,751,112
Hogy Medical Co., Ltd.	391,200	20,957,325
Honda Motor Co., Ltd.	199,800	5,475,559
Isetan Mitsukoshi Holdings, Ltd.	49,200	574,568
Japan Airlines Co., Ltd.	57,822	2,117,103
Japan Digital Laboratory Co., Ltd.	79,800	1,139,387
Japan Display, Inc. (a)	37,842	73,717
Japan Post Holdings Co., Ltd.	103,600	1,381,978
Japan Rental Housing Investments, Inc. - REIT	1,360	1,004,000
Japan Steel Works, Ltd. (The)	2,257,000	7,115,703
Japan Tobacco, Inc.	23,559	979,442
JFE Holdings, Inc.	65,800	885,597
kabu.com Securities Co., Ltd.	33,600	107,146
Kamigumi Co., Ltd.	103,000	966,992
Kao Corp.	31,300	1,668,692
Kinden Corp.	8,000	98,052
Kirin Holdings Co., Ltd.	153,600	2,150,154
Kurita Water Industries, Ltd.	833,700	18,977,240
LIXIL Group Corp.	59,881	1,218,583
Marui Group Co., Ltd.	37,100	531,430
Miraca Holdings, Inc.	301,000	12,340,020
Mitsubishi Corp.	213,200	3,608,294
Mitsubishi Electric Corp.	332,000	3,476,942
Mitsubishi Estate Co., Ltd.	98,344	1,821,732
Mitsubishi Heavy Industries, Ltd.	225,000	832,848
Mitsubishi Logistics Corp.	45,000	590,635
Mitsubishi UFJ Financial Group, Inc.	155,860	721,695
Mitsui & Co., Ltd.	514,100	5,912,568
Mitsui Fudosan Co., Ltd.	68,200	1,695,803

21

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Mizuho Financial Group, Inc.	938,800	$1,401,390
MS&AD Insurance Group Holdings	86,072	2,396,633
Nakanishi, Inc.	385,100	12,229,720
Namco Bandai Holdings, Inc.	1,031,100	22,436,645
NEC Corp.	324,000	814,265
Nexon Co., Ltd.	6,334	107,612
Nintendo Co., Ltd.	6,900	977,715
Nippon Meat Packers, Inc.	15,000	329,878
Nippon Prologis REIT, Inc. - REIT	70	156,483
Nippon Suisan Kaisha, Ltd.	86,000	417,302
Nippon Telegraph & Telephone Corp.	88,900	3,822,484
Nippon Television Holdings, Inc.	39,720	653,664
NKSJ Holdings, Inc.	26,600	752,987
Nomura Holdings, Inc.	163,400	727,354
NTT Data Corp.	40,800	2,047,418
NTT Urban Development Corp.	64,100	625,353
Obayashi Corp.	209,400	2,064,151
OKUMA Corp.	2,854,000	19,942,943
Onward Holdings Co., Ltd.	61,000	416,671
Organo Corp.	538,000	1,985,306
Otsuka Holdings Co., Ltd.	22,800	826,563
Rakuten, Inc.	35,851	345,575
Resona Holdings, Inc.	250,400	893,013
Rinnai Corp.	18,500	1,633,057
Sanshin Electronics Co., Ltd.	71,400	563,698
Secom Co., Ltd.	284,200	21,116,397
Seven & I Holdings Co., Ltd.	53,600	2,276,554
Seven Bank, Ltd.	1,752,300	7,457,520
Shimizu Corp.	61,000	515,793
Shiseido Co., Ltd.	27,800	620,190
SK Kaken Co., Ltd.	64,000	5,305,611
SoftBank Group Corp.	82,100	3,898,455
Square Enix Holdings Co., Ltd.	51,643	1,391,855
Sumitomo Chemical Co., Ltd.	186,000	838,245
Sumitomo Electric Industries, Ltd.	29,000	352,530
Sumitomo Forestry Co., Ltd.	15,400	176,486
Sumitomo Mitsui Financial Group, Inc.	49,100	1,487,551
Sumitomo Mitsui Trust Holdings, Inc.	239,747	701,657
Sumitomo Realty & Development Co., Ltd.	3,806	110,987
Takeda Pharmaceutical Co., Ltd.	78,300	3,571,687
Takeuchi Manufacturing Co., Ltd.	143,000	2,054,564
Toei Co., Ltd.	1,255,000	11,167,565
Tohoku Electric Power Co., Inc.	89,000	1,147,793
TOKAI Corp. - Gifu	243,200	7,099,476
Tokyo Electron, Ltd.	13,700	892,515
Toyo Seikan Kaisha Group Holdings, Ltd.	64,500	1,207,357
Toyo Suisan Kaisha, Ltd.	21,000	752,718
Toyo Tire & Rubber Co., Ltd.	15,701	233,613
Toyota Industries Corp.	21,874	982,818
Toyota Motor Corp.	77,867	4,106,580
TV Asahi Holdings Corp.	608,300	10,885,856
Wacoal Holdings Corp.	1,042,000	12,408,539
West Japan Railway Co.	44,500	2,741,720

22

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Yahoo Japan Corp.	4,676,400	$19,856,339
Yamada Denki Co., Ltd.	88,100	415,826
Yamato Holdings Co., Ltd.	52,800	1,053,640
ZOJIRUSHI Corp.	356,000	5,664,993
		430,843,373
Lebanon — 0.0%
Solidere - GDR (e)	43,856	471,452

Luxembourg — 0.2%
ArcelorMittal SA - EN Amsterdam Shares	76,402	343,356
Kernel Holding SA	68,562	979,048
MHP SA - GDR (e)	408,978	3,476,313
Millicom International Cellular SA	27,085	1,476,524
O'Key Group SA - GDR (b) (e)	417,023	733,960
Stabilus SA (a)	3,983	191,917
		7,201,118
Malaysia — 0.4%
AirAsia Berhad	5,233,242	2,457,260
AMMB Holdings Berhad	1,319,500	1,556,049
Berjaya Sports Toto Berhad	149,569	121,152
Genting Berhad	2,237,400	5,619,759
Genting Malaysia Berhad	1,217,811	1,416,991
Heveaboard Berhad	1,245,800	379,880
Hong Leong Financial Group Berhad	68,927	274,245
Matrix Concepts Holdings Berhad	131,100	83,400
OSK Holdings Berhad	531,550	229,033
Padini Holdings Berhad	827,500	438,773
Supermax Corp. Berhad	2,003,000	1,324,035
Top Glove Corp. Berhad	1,886,800	2,427,546
WTK Holdings Berhad	53,500	18,235
		16,346,358
Mexico — 0.2%
Alsea SAB de CV	308,600	1,158,334
America Movil SAB de CV, Series L - ADR	123,761	1,922,008
Cemex SAB de CV - SPADR (a)	327,599	2,384,921
Consorcio ARA SAB de CV, Series C	1,774,093	664,368
Fibra Uno Administracion SA de CV - REIT	993,800	2,311,771
Grupo Aeroportuario del Centro Norte Sab de CV - ADR (a)	15,449	704,320
Grupo Carso SAB de CV, Series A	162,274	756,089
Grupo Comercial Chedraui SA de CV	160,601	510,327
Industrias Bachoco SAB de CV - ADR	2,624	134,559
Megacable Holdings SAB de CV (UNIT)	74,678	309,913
Prologis Property Mexico SA de CV - REIT (a)	347,850	552,464
Telesites SAB de CV (a)	46,022	25,971
		11,435,045

23

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Netherlands — 0.8%
Akzo Nobel NV	18,808	$1,278,047
ASML Holding NV	2,903	293,915
Astarta Holding NV (a) (b)	107,819	1,091,166
Boskalis Westminster NV - CVA	20,826	816,069
Delta Lloyd NV	8,368	38,846
HAL Trust	3,232	640,731
Heineken Holding NV	3,271	254,503
Heineken NV	21,294	1,928,229
Koninklijke (Royal) KPN NV	541,182	2,260,989
Koninklijke (Royal) Philips Electronics NV	478,982	13,599,258
Koninklijke Ahold NV	145,720	3,271,182
OCI NV (a)	112,151	2,185,847
Randstad Holding NV	3,545	195,716
Royal Dutch Shell plc, Class A - BATS Europe Shares	1,350	32,568
Royal Dutch Shell plc, Class A - Quote MTF Shares	33,173	803,376
Royal Dutch Shell plc, Class B	49,495	1,205,479
Yandex NV (a)	372,702	5,709,795
		35,605,716
New Zealand — 0.0%
Spark New Zealand, Ltd.	60,346	152,248

Norway — 0.0%
DNB ASA	29,575	349,413
Golden Ocean Group, Ltd. (a)	451,166	312,420
Schibsted ASA, Class A	12,212	356,131
Schibsted ASA, Class B (a)	12,212	337,329
StatoilHydro ASA	35,544	556,861
		1,912,154
Pakistan — 0.0%
DG Khan Cement Co., Ltd.	705,500	1,165,029
Fauji Fertilizer Bin Qasim, Ltd.	59,500	28,757
Hub Power Co., Ltd. (The)	105,000	104,756
Maple Leaf Cement Factory, Ltd.	543,000	476,341
Pakistan Oilfields, Ltd.	15,300	37,851
Pakistan Telecommunication Co., Ltd.	530,500	75,976
Pioneer Cement, Ltd.	160,500	151,112
United Bank, Ltd.	70,000	101,076
		2,140,898
Panama — 0.0%
Copa Holdings SA	4,702	318,560

Peru — 0.0%
Cia de Minas Buenaventura SA - ADR (a)	130,788	962,600

24

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Philippines (The) — 0.3%
ABS-CBN Holdings Corp. - PDR	2,395,840	$2,965,949
Ayala Corp.	124,006	2,019,407
Cebu Air, Inc.	13,300	25,853
Cosco Capital, Inc.	1,136,300	182,786
DMCI Holdings, Inc.	1,430,984	416,357
Energy Development Corp.	16,609,100	2,121,090
Jollibee Foods Corp.	121,127	597,164
Lopez Holdings Corp.	11,134,367	1,692,731
Philippine Long Distance Telephone Co. - SPADR	37,300	1,615,463
SM Investments Corp.	36,125	744,976
Vista Land & Lifescapes, Inc.	27,700	2,804
		12,384,580
Poland — 0.0%
Asseco Poland SA	52,930	858,586
Bank Pekao SA	10,616	468,381
Energa SA	47,080	164,989
		1,491,956
Russia — 1.1%
Acron JSC (a) (c)	1,926	104,894
Aeroflot - Russian Airlines PJSC (a) (c)	617,500	684,115
Aeroflot - Russian Airlines PJSC MOEX (a)	940,221	1,041,650
Bank St Petersburg PJSC	463,886	322,329
CTC Media, Inc.	11,849	23,224
Etalon Group, Ltd. - GDR (e)	761,837	1,401,780
Federal Grid Co. Unified Energy System PJSC (a) (c)	4,843,007,830	5,947,214
Gazprom - SPADR	78,977	339,819
Gazprom PAO (a) (c)	626,286	1,374,719
Gazprom PAO - SPADR	1,997,645	8,609,850
Global Ports Investments plc - GDR (a) (b) (e)	599,285	1,887,747
Globaltrans Investment plc - SPGDR (a) (e)	72,288	312,646
Highland Gold Mining, Ltd.	468,409	445,045
LSR Group PJSC - GDR (e)	16,313	37,049
Lukoil PJSC - SPADR	82,867	3,175,931
MD Medical Group Investments plc - GDR (e)	6,137	36,208
MMC Norilsk Nickel PJSC - ADR	5,327	68,643
Mobile Telesystems PJSC (a) (c)	439,423	1,563,616
Moscow Exchange MICEX-RTS PJSC (c)	1,203,892	1,871,255
NOVATEK OAO - GDR (e)	1,361	121,954
Protek OJSC (a) (b) (c)	832,753	848,715
Rosneft Oil Co. - GDR	56,771	257,345
Rushydro PJSC - ADR	6,616,921	6,657,397
Sberbank of Russia PJSC (c)	457,492	745,583
Sberbank PAO - SPADR - LSE Shares	342,435	2,376,499
Sberbank PAO - SPADR - OTC Shares	1,198,562	8,284,647
Sistema JSFC - SPGDR - LSE Shares (e)	22,381	144,810
		48,684,684

25

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Singapore — 0.4%
China Xlx Fertiliser, Ltd.	316,000	$105,696
China Yuchai International, Ltd.	14,338	141,229
DBS Group Holdings, Ltd.	5,882	67,093
GL, Ltd.	112,200	72,834
Global Logistic Properties, Ltd.	1,760,200	2,512,623
Golden Agri-Resources, Ltd.	13,511,300	4,108,043
Great Eastern Holdings, Ltd. (b)	68,810	1,148,205
Haw Par Corp., Ltd.	4,900	30,494
Semb Corp Industries, Ltd.	920,900	2,069,033
Singapore Technologies Engineering, Ltd.	1,411,600	3,381,573
Singapore Telecommunications, Ltd.	948,400	2,686,907
Singapore Telecommunications, Ltd.	269,400	759,198
Super Group, Ltd.	60,200	44,204
United Overseas Bank, Ltd.	227,814	3,188,025
		20,315,157
South Africa — 0.4%
African Bank Investments, Ltd. (a) (b) (c)	3,640,881	—
Anglo American Platinum, Ltd. (a)	23,910	585,547
Astral Foods, Ltd.	54,105	405,868
Discovery Holdings, Ltd.	68,458	563,096
Gold Fields, Ltd.	12,412	49,027
Grindrod, Ltd.	700,790	546,080
Hosken Consolidated Investments, Ltd.	153,325	1,162,655
Impala Platinum Holdings, Ltd. (a)	1,139,369	3,610,360
Imperial Holdings, Ltd.	133,877	1,357,378
Lewis Group, Ltd.	70,697	224,561
Liberty Holdings, Ltd.	146,094	1,430,435
Montauk Holdings, Ltd. (a)	184,042	174,469
MTN Group, Ltd.	123,033	1,121,310
Naspers, Ltd.	2,175	302,631
Niveus Investments, Ltd.	112,923	175,916
Raubex Group, Ltd.	125,902	156,309
Remgro, Ltd.	44,983	761,853
Reunert, Ltd.	141,993	665,433
Sibanye Gold, Ltd.	919,940	3,527,017
Sibanye Gold, Ltd. - SPADR	10,565	160,271
Standard Bank Group, Ltd.	191,388	1,715,921
Telkom SA SOC, Ltd.	114,543	445,288
Wilson Bayly Holmes-Ovcon, Ltd.	36,665	295,451
		19,436,876
South Korea — 1.8%
Able C&C Co., Ltd.	10,875	280,114
ASIA Holdings Co., Ltd.	1,180	109,361
C&S Asset Management Co., Ltd.	2,405	9,471
Chungdahm Learning, Inc.	3,622	46,384
CJ Hellovision Co., Ltd.	54,885	611,728
CJ O Shopping Co., Ltd.	2,936	508,240
Daewon Pharmaceutical Co., Ltd.	236	4,106

26

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Daihan Pharmaceutical Co., Ltd.	13,889	$305,871
Daou Technology, Inc.	85,033	1,608,938
DK UIL Co., Ltd.	18,775	198,619
Dongbu HiTek Co., Ltd. (a)	120,954	1,911,508
DY Corp.	30,342	176,551
e-LITECOM Co., Ltd.	26,848	339,192
Easy Bio, Inc.	269,530	1,302,931
Global & Yuasa Battery Co., Ltd.	7,316	271,712
GS Holdings Corp.	17,232	890,383
GS Home Shopping, Inc.	3,125	506,854
GS Retail Co., Ltd.	34,353	1,416,052
Hana Financial Group, Inc.	138,172	2,995,459
HanmiGlobal Co., Ltd.	4,983	51,306
Hansol Paper Co., Ltd.	24,716	475,369
Hanwha Chemical Corp.	98,016	2,136,951
Hanwha Corp.	44,925	1,393,850
Hite Jinro Co., Ltd.	62,526	1,577,789
HS R&A Co., Ltd.	8,886	354,587
HwaSung Industrial Co., Ltd.	21,048	245,033
Hyosung Corp.	9,968	1,254,471
Hyundai Mobis Co., Ltd.	11,338	2,467,606
Hyundai Motor Co.	53,441	7,123,715
Il Dong Pharmaceutical Co., Ltd.	44,788	1,080,618
Interpark Holdings Corp.	105	865
KB Financial Group, Inc.	61,934	1,724,485
Kia Motors Corp.	7,083	297,743
Komelon Corp.	25,752	199,908
Korea United Pharm, Inc.	23,601	406,408
KT Corp.	228,788	5,960,401
KT Corp. - SPADR (a)	197,270	2,647,363
KT Skylife Co., Ltd.	19,763	286,770
LG Corp.	19,115	1,144,681
LG Uplus Corp.	181,462	1,752,885
Lotte Shopping Co., Ltd.	19,010	4,171,537
Maeil Dairy Industry Co., Ltd.	5,584	215,760
Mcnex Co., Ltd.	46,084	957,589
Meritz Securities Co., Ltd.	20,649	64,324
Moorim Paper Co., Ltd. (a)	44,432	125,859
Nice Total Cash Management Co., Ltd., Class C	103,185	629,525
Partron Co., Ltd.	159,109	1,689,558
Pulmuone Co., Ltd.	2,825	439,135
S&T Holdings Co., Ltd.	364	7,886
S-1 Corp.	19,756	1,526,906
Samjin Pharmaceutical Co., Ltd.	17,312	388,200
Samsung Electronics Co., Ltd.	7,375	8,459,266
Samsung Fire & Marine Insurance Co., Ltd.	1,268	327,004
Samsung SDI Co., Ltd.	693	59,962
Samyang Holdings Corp.	2,161	297,476
SeAH Steel Corp.	5,829	352,144
Sebang Co., Ltd.	1,883	28,330
Seoyon E-Hwa Co., Ltd.	34,058	417,370
Shinhan Financial Group Co., Ltd.	170,173	6,002,464
Shinsegae Engineering & Construction Co., Ltd.	10,015	409,808

27

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Simmtech Holdings Co., Ltd. (a)	81,584	$209,658
SK Hynix, Inc.	118,754	2,925,898
SK Materials Co., Ltd.	17,828	1,737,629
SK Telecom Co., Ltd.	12,696	2,305,340
SL Corp.	9,266	130,716
Soulbrain Co., Ltd.	4,539	164,679
Sung Woo Electronics Co., Ltd.	34,947	228,436
Sungwoo Hitech Co., Ltd.	79,449	687,586
Tongyang Life Insurance Co., Ltd.	56,604	583,881
Ubiquoss, Inc.	38,456	436,978
WiSoL Co., Ltd.	87,395	1,279,334
Wooree Lighting Co., Ltd. (a)	79,146	222,107
YeaRimDang Publishing Co., Ltd. (a)	52,219	210,016
		83,768,639
Spain — 0.4%
Acerinox SA	50,344	580,395
Amadeus IT Holding SA, Class A	184,157	7,870,735
Banco Bilbao Vizcaya Argentaria SA	22,152	146,143
Banco Santander SA	17,560	76,730
Fomento de Construcciones y Contratas SA (a)	48,055	414,509
Grifols SA	20,364	452,119
Iberdrola SA	415,290	2,763,674
Inditex SA	40,686	1,365,016
Inmobiliaria Colonial SA (a)	83,928	61,966
Inmobiliaria del Sur SA	9,609	86,517
Mediaset Espana Comunicacion SA	41,620	478,059
Realia Business SA (a)	302,910	349,974
Telefonica SA	228,936	2,559,093
Viscofan SA	15,189	908,107
		18,113,037
Sri Lanka — 0.0%
Dialog Axiata plc	1,387,317	96,920

Sweden — 0.4%
Assa Abloy AB	171,687	3,375,168
Investment Kinnevik AB	5,024	141,728
Investor AB, Class B	15,073	533,100
Modern Times Group AB, Class B	14,192	424,221
Nordea Bank AB	44,281	424,991
Sandvik AB	81,208	839,776
Svenska Handelsbanken AB	151,779	1,919,744
Swedish Match AB	10,817	366,275
Telefonaktiebolaget LM Ericsson, Class B	553,664	5,538,416
TeliaSonera AB	999,042	5,184,729
		18,748,148
Switzerland — 0.8%
ABB, Ltd. - SIX Swiss Exchange (a)	285,711	5,565,381
Adecco SA	16,573	1,075,196

28

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Cie Financiere Richemont SA	20,126	$1,326,499
DKSH Holding AG	8,244	563,243
Garmin, Ltd.	11,742	469,210
Geberit AG	5,833	2,172,512
Glencore Xstrata plc	276,336	621,951
Helvetia Holding AG	325	185,767
LafargeHolcim, Ltd. (a)	145,493	6,826,885
Logitech International SA	40,899	648,717
Luxoft Holding, Inc. (a)	2,175	119,690
Nestle SA	60,995	4,554,709
Novartis AG	49,783	3,596,094
Oriflame Holding AG (a)	2,064	40,978
Roche Holding AG	11,726	2,877,367
Sonova Holding AG	4,632	589,764
Syngenta AG	11,116	4,607,586
UBS Group AG	62,682	1,003,975
		36,845,524
Taiwan — 1.1%
Ability Enterprise Co., Ltd. (a)	27,000	16,848
AcBel Polytech, Inc. (a)	1,841,000	1,521,950
Alpha Networks, Inc.	815,000	426,406
Apex Biotechnology Corp.	55,000	79,358
Ardentec Corp.	782,000	533,991
Basso Industry Corp.	475,000	1,013,251
Casetek Holdings, Ltd.	75,000	407,388
Cheng Loong Corp.	38,000	13,679
Chia Chang Co., Ltd.	52,000	36,496
Chimei Materials Technology Corp.	725,000	441,197
China Metal Products	128,000	117,876
China Motor Corp.	257,000	184,364
ChipMOS TECHNOLOGIES Bermuda, Ltd.	56,135	975,626
Chroma ATE, Inc.	408,000	872,205
Cleanaway Co., Ltd.	166,000	920,083
Compeq Manufacturing Co., Ltd.	491,000	313,849
Delta Electronics, Inc.	453,043	1,985,150
Dynapack International Technology Corp.	157,000	242,812
Excelsior Medical Co., Ltd.	198,000	308,454
Farglory Land Development Co., Ltd.	480,000	550,838
Getac Technology Corp.	802,000	562,845
Global Lighting Technologies, Inc.	317,000	668,990
Grand Ocean Retail Group, Ltd.	365,000	281,852
Great Wall Enterprise Co., Ltd.	415,000	267,771
Hitron Technology, Inc.	669,000	431,030
Holiday Entertainment Co., Ltd.	112,000	195,149
Hon Hai Precision Industry Co., Ltd. - GDR (e)	64,756	345,223
Hong YI Fiber Industry Co.	304,000	230,172
Huang Hsiang Construction Corp.	76,000	65,063
Hung Poo Real Estate Development Corp.	54,000	44,662
I-Sheng Electric Wire & Cable Co., Ltd.	26,000	31,419
KEE TAI Properties Co., Ltd.	24,000	12,260
Kindom Construction Corp.	642,000	323,875
King Yuan Electronics Co., Ltd.	1,733,000	1,537,476

29

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Lelon Electronics Corp.	226,000	$257,107
Long Chen Paper Co., Ltd.	475,000	189,571
Longwell Co.	239,000	251,384
MediaTek, Inc.	204,000	1,563,692
Mega Financial Holding Co., Ltd.	2,559,167	1,819,886
Micro-Star International Co., Ltd.	1,320,000	2,030,161
Microlife Corp.	31,000	86,119
Min Aik Precision Industrial Co., Ltd.	69,792	173,371
Mirle Automation Corp.	574,000	672,478
Powertech Technology, Inc.	762,000	1,724,102
Primax Electronics, Ltd.	307,000	360,151
Sampo Corp.	224,000	93,571
ShenMao Technology, Inc.	19,000	14,403
St Shine Optical Co., Ltd.	105,000	2,137,725
Sunnic Technology & Merchandise, Inc.	532,000	365,302
Sunonwealth Electric Machine Industry Co., Ltd.	549,000	417,567
Sunrex Technology Corp.	209,426	104,144
Syncmold Enterprise Corp.	161,000	269,607
TaiDoc Technology Corp.	126,000	430,646
Taiflex Scientific Co., Ltd.	331,000	374,059
Taiwan PCB Techvest Co., Ltd.	466,000	497,741
Taiwan Semiconductor Co., Ltd.	296,000	392,336
Taiwan Semiconductor Manufacturing Co., Ltd.	1,831,229	9,159,248
Taiwan Semiconductor Manufacturing Co., Ltd. - SPADR	77,782	2,037,888
Teco Electric and Machinery Co., Ltd.	3,149,732	2,566,514
Tong Yang Industry Co., Ltd.	1,056,000	1,585,195
TYC Brother Industrial Co., Ltd.	126,000	99,856
Unitech Printed Circuit Board Corp.	1,088,000	398,420
Wisdom Marine Lines Co., Ltd. (a)	67,000	76,567
Wistron Corp.	2,714,000	1,676,666
Yungshin Construction & Development Co., Ltd.	132,000	115,818
YungShin Global Holding Corp.	129,000	201,060
Yungtay Engineering Co., Ltd. (b)	2,109,000	3,004,945
		51,106,908
Thailand — 0.3%
Advanced Info Service PCL	177,287	917,176
Advanced Information Technology PCL	146,100	127,703
Bangkok Bank PCL	166,958	863,740
Bangkok Bank PCL - Foreign Reg	733,400	3,794,167
Karmarts PCL, Class F	1,173,577	246,858
Kasikornbank PCL	271,700	1,351,549
KGI Securities Thailand PCL	281,197	28,775
Land & Houses PCL	1,076,867	275,492
MBK PCL, Class F	7,226,490	3,040,138
Quality Houses PCL, Class F	8,757,842	587,507
Ratchthani Leasing PCL	1,333,300	115,972
Sansiri PCL	13,366,300	581,309
Seafco PCL - Foreign Reg	235,000	62,123
Thai Union Group PCL, Class F	545,300	323,956
Thai Vegetable Oil PCL, Class F	709,100	471,658
Thanachart Capital PCL	420,700	451,433
Tipco Asphalt PCL	700	498

30

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Vanachai Group PCL	1,116,800	$384,118
		13,624,172
Turkey — 0.2%
Albaraka Turk Katilim Bankasi AS	605,591	354,526
Celebi Hava Servisi AS	24,050	290,825
EGE Seramik Sanayi ve Ticaret AS	97,414	160,747
GSD Holding AS	232,517	93,134
Is Yatirim Menkul Degerler AS	48,842	16,812
KOC Holding AS	243,473	1,234,837
Koza Altin Isletmeleri AS	14,204	90,992
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	442,861	448,630
Saf Gayrimenkul Yatirim Ortakligi AS - REIT	616,383	172,762
Tekfen Holding AS	362,941	699,931
Tofas Turk Otomobil Fabrikasi AS	194,000	1,572,111
Turkiye Garanti Bankasi AS	1,325,311	3,870,346
		9,005,653
Ukraine — 0.0%
MHP SA - GDR (e)	44,954	381,461

United Arab Emirates — 0.1%
Al Waha Capital PJSC	672,028	387,805
Emaar Malls Group PJSC (a)	2,561,586	2,007,901
RAK Properties PJSC	563,217	87,357
		2,483,063
United Kingdom — 5.5%
3i Group plc	272,976	1,780,120
Admiral Group plc	39,138	1,111,459
AMEC Foster Wheeler plc	357,910	2,290,858
Anglo American plc - JSE Shares	316,887	2,474,308
Anglo American plc - LSE Shares	287,121	2,248,829
Associated British Foods plc	15,102	723,760
AstraZeneca plc	5,776	322,517
Atrium European Real Estate, Ltd. (a)	1,467,851	5,854,609
Aviva plc	50,817	330,850
BAE Systems plc	177,095	1,290,707
Barclays plc	1,109,132	2,372,488
Barratt Developments plc	33,077	265,306
Belmond, Ltd. (a)	172,814	1,640,005
Berendsen plc	27,623	477,011
BHP Billiton plc	40,119	452,964
BP plc	1,165,359	5,838,754
British American Tobacco plc	2,210	129,423
British Land Co. plc - REIT	699,647	7,010,524
BT Group plc	4,676,091	29,451,640
Bunzl plc	74,464	2,155,992
Cable & Wireless Communications plc	829,585	913,963
Capita plc	124,114	1,850,703

31

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Carnival plc	19,781	$1,066,647
Centrica plc	26,344	85,803
Close Brothers Group plc	9,762	176,279
CNH Industrial NV - ISE Shares	491,684	3,342,240
Compass Group plc	140,829	2,475,306
Daily Mail & General Trust plc, Class A	79,711	796,211
Delphi Automotive plc	9,185	689,059
Devro plc	92,653	391,426
Diageo plc	470,707	12,702,859
Dixons Carphone plc	77,250	470,890
Enterprise Inns plc (a)	193,122	264,747
Fiat Chrysler Automobiles NV	50,965	408,843
G4S plc	307,290	837,319
Gem Diamonds, Ltd.	289,600	457,195
GlaxoSmithKline plc	288,829	5,852,415
Great Portland Estates plc - REIT	126,700	1,320,589
GVC Holdings plc	57,147	414,251
Hammerson plc - REIT	88,600	733,586
Hansteen Holdings plc - REIT	108,130	165,201
Hays plc	335,637	583,113
HomeServe plc	141,830	876,943
Howden Joinery Group plc	168,518	1,153,629
HSBC Holdings plc - LSE Shares	357,112	2,212,782
HSBC Holdings plc - SEHK Shares	60,856	378,920
ICAP plc	205,652	1,397,900
IG Group Holdings plc	67,316	772,123
IMI plc	7,415	100,952
Inchcape plc	21,450	222,015
Informa plc	62,653	623,488
InterContinental Hotels Group plc	216,097	8,869,744
International Consolidated Airlines Group SA	2,505,960	19,833,464
International Personal Finance plc	130,357	546,485
Intertek Group plc	53,303	2,416,125
ITV plc	518,245	1,788,639
J D Wetherspoon plc	23,201	234,216
John Wood Group plc	18,421	162,508
Jupiter Fund Management plc	68,795	402,184
Just Eat plc (a)	69,276	373,588
Liberty Global plc, Class A (a)	99,416	3,827,516
Liberty Global plc, Class C (a)	86,131	3,235,080
Liberty Global plc LiLAC, Class A (a)	10,490	367,779
Liberty Global plc LiLAC, Class C (a)	4,054	153,566
Lloyds Banking Group plc	33,860,234	32,865,666
Merlin Entertainments plc (d)	233,683	1,550,228
Michael Kors Holdings, Ltd. (a)	38,923	2,217,054
Michael Page International plc	103,582	634,705
Michelmersh Brick Holdings plc	1,500,781	1,778,172
Millennium & Copthorne Hotels plc	18,931	113,198
Moneysupermarket.com Group plc	123,996	564,993
National Express Group plc	32,345	159,216
Next plc	8,956	692,405
Non-Standard Finance plc (a) (d)	153,312	158,594
Northgate plc	19,952	115,462

32

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Old Mutual plc - JSE Shares	619,342	$1,718,003
Old Mutual plc - LSE Shares	197,374	543,025
Paragon Group of Co. plc	147,371	682,687
Petrofac, Ltd.	9,716	127,585
Pets at Home Group plc	123,747	477,583
Provident Financial plc	39,250	1,664,548
Reckitt Benckiser Group plc	88,404	8,536,804
RELX plc	87,093	1,612,922
Rexam plc	96,665	879,184
Rightmove plc	49,529	2,987,772
Rio Tinto plc	34,922	985,472
Rolls Royce Holdings plc - LSE Shares (a)	203,307	1,979,303
Royal Bank of Scotland Group plc (a)	129,848	412,938
Sage Group plc (The)	808,445	7,278,205
Serco Group plc (a)	526,229	770,763
Sky plc	28,847	422,745
Smith & Nephew plc	35,175	577,672
Spectris plc	22,556	594,407
SSP Group plc	201,380	837,883
St James's Place plc	12,137	159,134
Stagecoach Group plc	148,085	534,429
Standard Chartered plc	178,632	1,202,028
TalkTalk Telecom Group plc	60,251	204,628
Telit Communications plc (a)	87,335	274,087
Tesco plc (a)	981,360	2,700,961
Thomas Cook Group plc (a)	421,406	560,577
Tritax Big Box REIT plc - REIT	497,300	960,565
Tungsten Corp. plc (a)	72,257	49,561
Unilever plc	308,284	13,920,650
Vodafone Group plc	405,833	1,293,546
WH Smith plc	33,492	873,127
Willis Towers Watson plc	13,300	1,578,178
WPP plc	49,536	1,154,373
		253,575,453
Vietnam — 0.0%
Luks Group Vietnam Holdings Co., Ltd.	1,682,000	563,786
Total Foreign Common Stocks (Cost $1,621,458,133)		1,588,362,446
Total Common Stocks (Cost $2,794,741,254)		2,793,554,892

33

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2016

	Number of Contracts	Value
Right — 0.0%
Delta Lloyd NV, Expiring 04/07/16 (Netherlands) (a) (d) (Cost $39,076)	8,368	$11,626

Warrants — 0.1%
American International Group, Inc., Expiring 01/19/21 (United States) (a)	57,699	1,078,971
Bank of America Corp., Expiring 01/16/19 (United States) (a)	289,730	1,127,050
Capital One Financial Corp., Expiring 11/14/18 (United States) (a)	6,327	180,952
OSK Holdings Berhad, Expiring 07/22/20 (Malaysia) (a)	132,887	10,899
Tamburi Investment Partners SpA, Expiring 06/30/20 (Italy) (a)	34,160	16,050

Total Warrants (Cost $3,417,265)		2,413,922

	Principal Amount	Value
Convertible Bonds — 0.0%

Energy — 0.0%
Chesapeake Energy Corp. 2.250%, 12/15/38	$1,607,000	642,800
Chesapeake Energy Corp. - Company Guarantee 2.500%, 05/15/37	822,000	519,915
Chesapeake Energy Corp. - Contingent Convertible Senior Note 2.500%, 05/15/37	150,000	94,875

Total Energy (Cost $909,995)		1,257,590
Total Convertible Bonds (Cost $909,995)		1,257,590

Corporate Bonds — 0.0%

Energy — 0.0%
Chesapeake Energy Corp. 6.500%, 08/15/17	230,000	154,100
Chesapeake Energy Corp. (FRN) 3.872%, 04/15/19	2,100,000	813,750
Total Energy (Cost $1,019,657)		967,850

Total Corporate Bonds (Cost $1,019,657)		967,850

US Treasury Bonds/Notes — 10.4%
US Treasury Inflation Indexed Note 0.125%, 04/15/16	16,099,050	16,102,511
US Treasury Inflation Indexed Note 2.625%, 07/15/17	4,572,200	4,814,504
US Treasury Inflation Indexed Note 0.125%, 04/15/18	10,771,174	10,961,770
US Treasury Inflation Indexed Note 1.375%, 07/15/18	12,743,876	13,445,286

34

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2016

	Principal Amount	Value

US Treasury Inflation Indexed Note (f) 2.125%, 01/15/19	$15,447,880	$16,676,666
US Treasury Inflation Indexed Note 0.125%, 04/15/19	20,966,740	21,419,119
US Treasury Inflation Indexed Note 1.375%, 01/15/20	1,336,547	1,430,819
US Treasury Inflation Indexed Note 0.125%, 04/15/20	6,069,780	6,197,027
US Treasury Inflation Indexed Note 1.250%, 07/15/20	1,955,322	2,101,920
US Treasury Inflation Indexed Note 1.125%, 01/15/21	6,931,008	7,406,884
US Treasury Inflation Indexed Note 0.625%, 07/15/21	15,167,517	15,919,371
US Treasury Inflation Indexed Note 0.125%, 07/15/22	32,368,256	32,929,651
US Treasury Note 0.625%, 07/15/16	39,410,000	39,440,779
US Treasury Note 0.500%, 03/31/17	39,650,000	39,603,530
US Treasury Note 0.625%, 04/30/18	39,980,000	39,861,299
US Treasury Note 1.625%, 04/30/19	39,110,000	39,960,955
US Treasury Note 1.375%, 05/31/20	39,750,000	40,149,050
US Treasury Note 2.250%, 03/31/21	38,590,000	40,459,223
US Treasury Note 1.750%, 04/30/22	40,190,000	40,890,190
US Treasury Note 2.250%, 11/15/25	45,000,000	46,833,390

Total US Treasury Bonds/Notes (Cost $472,033,593)		476,603,944

	Number of Shares	Value

Acquired Funds — 14.7%

Exchange-Traded Funds (ETFs) — 2.9%
CBRE Clarion Global Real Estate Income Fund	25,065	195,758
iShares MSCI Emerging Markets Index Fund	37,259	1,276,121
Vanguard FTSE Developed Markets ETF	3,598,618	129,046,441
		130,518,320
Private Investment Funds (g) — 11.8%
Canyon Value Realization Fund, LP (a) (b) (c) (h)		72,486,963
Convexity Capital Offshore, LP (a) (b) (c) (h)	599,125	55,775,226
Farallon Capital Institutional Partners, LP (a) (b) (c) (h)		3,868,860
Hudson Bay International, Ltd. (a) (c) (b) (h)	1,575,143	150,360,878
Lansdowne Developed Markets Fund, Ltd. (a) (b) (c) (h)	258,634	164,355,901

35

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Latimer Light Partners, LP (a) (b) (c) (h)	504,039	$46,552,347
Lone Cascade, LP (a) (b) (c) (h)		27,302,588
OZ Domestic Partners, LP (a) (b) (c) (h)		446,453
QVT Onshore, LP (a) (b) (c) (h)		18,631,319
QVT Roiv Hldgs Onshore Ltd. (a) (b) (c) (h)	31,142	2,312,677
		542,093,212

Total Acquired Funds (Cost $572,636,106)		672,611,532

Publicly Traded Limited Partnerships — 0.1%
KKR & Co., LP	45,568	669,394
Lazard Ltd.	51,709	2,006,309

Total Publicly Traded Limited Partnerships (Cost $3,702,026)		2,675,703

Preferred Stocks — 0.5%
Alpargatas SA, 8.01% (Brazil) (b)	1,320,500	2,846,182
American Homes 4 Rent - REIT, 4.72% (United States)	1,400	37,086
Banco Bradesco SA, 4.58% (Brazil)	101,080	760,985
Banco do Estado do Rio Grande do Sul SA, 10.69% (Brazil)	498,815	1,109,819
Bancolombia SA, 3.26% (Colombia)	54,593	470,875
Braskem SA, 2.51% (Brazil)	133,600	869,822
Centrais Eletricas Brasileiras SA, 0.96% (Brazil)	1,964,900	5,737,892
Cia Brasileira de Distribuicao, 2.39% (Brazil)	63,099	874,803
Hyundai Motor Co., Ltd., 3.98% (South Korea)	3,649	338,111
Hyundai Motor Co., Ltd., 5.95% (South Korea)	8,778	798,158
Itausa - Investimentos Itau SA, 5.48% (Brazil)	866,974	1,969,930
LG Electronics, Inc., 1.38% (South Korea)	1,316	37,447
Marcopolo SA, 1.02% (Brazil)	54,467	36,204
Porsche Automobil Holding SE, 4.55% (Germany)	10,277	529,693
Samsung Electronics Co., Ltd., 1.95% (South Korea)	3,929	3,801,688
Samsung SDI Co., Ltd., 1.66% (South Korea)	999	55,416
Sberbank of Russia, 0.58% (Russia)	824,991	963,286
Vale SA, 8.17% (Brazil)	222,800	705,148
Volkswagen AG, 4.50% (Germany)	7,622	969,439

Total Preferred Stocks (Cost $26,027,516)		22,911,984

	Number of Contracts	Value
Purchased Option Contracts — 0.1%

Calls — 0.0%
Dynavax Technologies Corp. Strike Price $22.00, Expiring 10/21/16 (United States)	66,500	266,000
Lexmark International, Inc., Strike Price $33.00, Expiring 04/15/16 (United States)	38,700	61,533
Lexmark International, Inc., Strike Price $33.00, Expiring 07/15/16 (United States)	79,500	253,605
Silgan Holdings, Inc., Strike Price $55.00, Expiring 05/20/16 (United States)	53,400	68,352

Total Calls (Cost $579,885)		649,490

36

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2016

	Number of Contracts	Value
Puts — 0.1%
Dick's Sporting Goods, Inc., Strike Price $45.00, Expiring 05/20/16 (United States)	78,200	$113,390
Tenet Healthcare Corp. Strike Price $26.00, Expiring 08/19/16 (United States)	128,000	294,400
Valeant Pharmaceuticals International, Inc., Strike Price $27.50, Expiring 05/20/16 (United States)	257,000	1,552,280

Total Puts (Cost $1,755,445)		1,960,070

Total Purchased Option Contracts (Cost $2,335,330)		2,609,560

	Number of Units	Value
Disputed Claims Receipt — 0.0%
AMR Corp. (a) (b) (c) (h)	260,322	413,912

	Principal Amount	Value
Short-Term Investments — 12.7%

Repurchase Agreement — 7.3%
Fixed Income Clearing Corp. issued on 03/31/16 (proceeds at maturity $334,774,961) (collateralized by US Treasury Notes and US Treasury Bond, due 11/30/22 through 08/15/44 with a total par value of $329,700,000 and a total market value of $341,476,050) 0.030%, 04/01/16 (Cost $334,774,682)	$334,774,682	334,774,682

US Treasury Bills (i) — 5.4%
US Treasury Bill, due on 05/05/16	20,000,000	19,994,994
US Treasury Bill, due on 05/12/16 (f)	10,000,000	9,996,242
US Treasury Bill, due on 05/26/16	50,000,000	49,976,663
US Treasury Bill, due on 06/30/16	20,000,000	19,989,440
US Treasury Bill, due on 07/21/16	50,000,000	49,958,750
US Treasury Bill, due on 08/11/16	50,000,000	49,942,100
US Treasury Bill, due on 08/25/16	50,000,000	49,931,750

Total US Treasury Bills (Cost $249,725,839)		249,789,939

Total Short-Term Investments (Cost $584,500,521)		584,564,621

37

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2016

Total Investments — 99.5% (Cost $4,461,362,339)	$4,560,597,136
Other Assets in Excess of Liabilities — 0.5%	25,052,332

Net Assets — 100.0%	$4,585,649,468

	Number of Shares	Value
Securities Sold Short — (0.6)%
Common Stocks — (0.6)%

US Common Stocks — (0.1)%

Real Estate Investment Trusts (REITs) — (0.1)%
Alexandria Real Estate Equities, Inc.	(12,299)	$(1,117,856)
CubeSmart	(23,800)	(792,540)
PS Business Parks, Inc.	(7,700)	(773,927)
Regency Centers Corp.	(1,823)	(136,452)
Seritage Growth Properties	(45,000)	(2,248,650)

		(5,069,425)
Total US Common Stocks (Proceeds $4,129,177)		(5,069,425)

Foreign Common Stocks — (0.5)%

Australia — (0.1)%
Goodman Group - REIT	(321,491)	(1,638,501)

Canada — (0.2)%
Canadian Real Estate Investment Trust - REIT	(22,700)	(787,749)
First National Financial Corp.	(83,008)	(1,652,810)
Genworth MI Canada, Inc.	(38,100)	(897,972)
H & R Real Estate Investment Trust - REIT	(81,100)	(1,310,713)
Home Capital Group, Inc.	(78,900)	(2,129,920)
RioCan Real Estate Investment Trust - REIT	(168,021)	(3,441,278)
		(10,220,442)
Japan — (0.1)%
Fibra Uno Administracion SA de CV - REIT	(1,310,400)	(3,048,244)
Global One Real Estate Investment Corp. - REIT	(250)	(996,278)
Japan Hotel REIT Investment Corp. - REIT	(1,431)	(1,258,113)
Sotetsu Holdings, Inc.	(111,460)	(682,238)
		(5,984,873)
Singapore — 0.0%
Suntec Real Estate Investment Trust - REIT	(378,300)	(469,962)

United Kingdom — (0.1)%
InterContinental Hotels Group plc	(21,000)	(861,949)

38

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2016

	Number of Shares	Value

Persimmon plc	(58,000)	$(1,731,062)
Regus plc	(181,500)	(822,048)
		(3,415,059)
Total Foreign Common Stocks (Proceeds $19,990,690)		(21,728,837)
Total Common Stocks (Proceeds $24,119,867)		(26,798,262)
Total Securities Sold Short (Proceeds $24,119,867)		$(26,798,262)

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at March 31, 2016	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
	Interest Rate-Related
34	June 2016 10-Year US Treasury Note	$4,457,274	$4,433,281	$(23,993)
	Equity-Related
603	June 2016 S&P 500 e-Mini Index	60,130,733	61,852,725	1,721,992

				1,697,999
	Short Financial Futures Contracts
	Foreign Currency-Related
(1,209)	June 2016 Japanese Yen	(134,014,847)	(134,561,700)	(546,853)

				$1,151,146

Swap Contracts
Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)

Total Return Swap Contracts

Long Total Return Swap Contracts
05/16/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA	USD	$15,654	$1,439
11/09/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA	USD	371,732	(118,820)
01/03/2017	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	BR Malls Participacoes SA	USD	496,221	97,914
						$(19,467)

39

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2016

Written Options
	Number of Contracts	Value
Calls — 0.0%
Dynavax Technologies Corp. Strike Price $28.00, Expiring 10/21/2016, Morgan Stanley & Co. International plc	(66,500)	$(152,950)
Valeant Pharmaceuticals International, Inc., Strike Price $60.00, Expiring 10/21/2016, Morgan Stanley & Co. International plc	(257,000)	(308,400)
Total Calls (Premiums received $838,287)		$(461,350)

Puts — 0.0%
Dynavax Technologies Corp. Strike Price $15.00, Expiring 07/15/2016, Morgan Stanley & Co. International plc	(66,500)	(86,450)
Tenet Healthcare Corp. Strike Price $20.00, Expiring 08/19/2016, Morgan Stanley & Co. International plc	(256,000)	(192,000)
Total Puts (Premiums received $(299,101))		(278,450)
Total Written Options (Premiums received $1,137,388)		$(739,800)

ADR	American Depositary Receipt
ASE	American Stock Exchange
BATS	Better Alternative Trading System
CVA	Certification Van Aandelen
EN	Euronext
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Rate disclosed represents the effective rate as of March 31, 2016.
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
ISE	Italian Stock Exchange
JSE	Johannesburg Stock Exchange
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MOEX	Moscow Exchange
MSCI	Morgan Stanley Capital International
MTF	Multilateral Trading Facility
NYSE	New York Stock Exchange
OTC	Over-the-Counter
PDR	Philippine Depositary Receipt
REIT	Real Estate Investment Trust
SEHK	Stock Exchange of Hong Kong
SPADR	Sponsored ADR
SPGDR	Sponsored GDR
TSX	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
USD	US Dollar

40

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2016

*	Approximately 7% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund's net asset value.
(c)	Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $556,949,496, which represents 12.1% of the fund's net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures approved by the board of trustees.
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(f)	Security or a portion thereof is held as initial margin for financial futures.
(g)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2016. These positions are therefore grouped into their own industry classification.
(h)	Restricted Securities. The following restricted securities were held by the fund as of March 31, 2016, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of trustees. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 - 04/03/06	$23,797,935	$72,486,963
Convexity Capital Offshore, LP	Relative Value	02/16/06 - 04/01/13	72,000,000	55,775,226
Farallon Capital Institutional Partners, LP	Multi-Strategy	04/01/95 - 04/01/13	3,081,229	3,868,860
Hudson Bay International, Ltd.	Relative Value	07/01/14	157,514,251	150,360,878
Lansdowne Developed Markets Fund, Ltd.	Long-Short Global	06/01/06 - 04/01/13	96,049,493	164,355,901
Latimer Light Partners, LP	Long-Short Global	10/01/15 – 01/01/16	50,000,000	46,552,347
Lone Cascade, LP , Class J	Global Equity	01/03/12 - 01/01/13	17,456,184	27,302,588
OZ Domestic Partners, LP	Multi-Strategy	09/30/03	782,078	446,453
QVT Onshore, LP	Multi-Strategy	03/01/12	13,829,559	18,631,319
QVT Roiv Hldgs Onshore Ltd.	Multi-Strategy	01/01/16	3,114,245	2,312,677
				542,093,212
Disputed Claims Receipt
AMR Corp.		12/09/13	—	413,912
Total (11.8% of Net Assets)				$542,507,124

(i)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

41

TIFF MULTI-ASSET FUND	March 31, 2016
NOTES TO SCHEDULE OF INVESTMENTS
(UNAUDITED)

1.	Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of March 31, 2016, TIP consisted of two mutual funds, TIFF Multi-Asset Fund ("MAF" or the "fund") and TIFF Short-Term Fund ("STF"), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The schedule of investments and notes presented here relate only to MAF.

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2.	Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value. The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees (the "board").

The fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If TIP's valuation committee (the "valuation committee") believes that a particular event would materially affect net asset value, further adjustment is considered.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at ‘‘fair value.’’ If a private investment fund does not provide a value to MAF on a timely basis, MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$1,361,710,876	$1,431,844,016	$—	$2,793,554,892
Convertible Bonds	—	1,257,590	—	1,257,590
Corporate Bonds	—	967,850	—	967,850
US Treasury Bonds/Notes	476,603,944	—	—	476,603,944
Exchange-Traded Funds and Mutual Funds	130,518,320	—	—	130,518,320
Private Investment Funds	—	—	542,093,212	542,093,212
Publicly Traded Limited Partnerships	2,675,703	—	—	2,675,703
Preferred Stocks*	37,086	22,874,898	—	22,911,984
Purchased Options	2,609,560	—	—	2,609,560
Rights	—	11,626	—	11,626
Disputed Claims Receipt	—	—	413,912	413,912
Warrants	2,386,973	26,949	—	2,413,922
Short-Term Investments	584,564,621	—	—	584,564,621
Total Investments in Securities	2,561,107,083	1,456,982,929	542,507,124	4,560,597,136
Financial Futures Contracts - Equity Risk	1,721,992	—	—	1,721,992
Swap Contracts - Equity Risk	—	99,353	—	99,353
Total Other Financial Instruments	1,721,992	99,353	—	1,821,345
Total Assets	$2,562,829,075	$1,457,082,282	$542,507,124	$4,562,418,481
Liabilities
Common Stocks Sold Short*	$(18,338,111)	$(8,460,151)	$—	$(26,798,262)
Financial Futures Contracts - Interest Rate Risk	(23,993)	—	—	(23,993)
Financial Futures Contracts - Foreign Currency Risk	(546,853)	—	—	(546,853)
Swap Contracts - Equity Risk	—	(118,820)	—	(118,820)
Written Options - Equity Risk	(739,800)	—	—	(739,800)
Total Other Financial Instruments	(1,310,646)	(118,820)	—	(1,429,466)
Total Liabilities	$(19,648,757)	$(8,578,971)	$—	$(28,227,728)

*	Securities categorized as Level 2 primarily include listed foreign equities whose values have been adjusted with factors to reflect changes to foreign markets after market close.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

The fund recognizes transfers into and transfers out of the valuation levels at the beginning of the reporting period. The fund had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2016.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 03/31/16 for the period ended 03/31/16
Common Stocks*	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Disputed Claims Receipt	426,928	-	-	(13,016)	-	-	-	-	413,912	(13,016)
Private Investment Funds	855,166,550	-	34,420,279	(55,864,548)	13,114,245	(304,743,314)	-	-	542,093,212	(86,434,274)
Total	$855,593,478	$-	$34,420,279	$(55,877,564)	$13,114,245	$(304,743,314)	$-	$-	$542,507,124	$(86,447,290)

* There are Common Stocks categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the board, and the valuation committee, which was established to serve as an agent of the board. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the valuation committee.

The valuation committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the valuation committee meetings, which are provided to the board on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks, Corporate Bonds and Disputed Claims Receipt. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the valuation committee reviews the valuations in light of current information available about the issuer, security or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the valuation committee upon review of information provided by the private investment fund. On a quarterly basis, the valuation committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant observable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of March 31, 2016	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average
Common Stocks,	$—	Last market price	Discount(%)	100%	100%
Corporate Bonds and Disputed Claims Receipt	413,912	Corporate action model	Future claim awards	—	—
Private Investment Funds	542,093,212	Adjusted net asset value	Manager estimates	(4.55)% - 5.41%	(0.03)%
			Market returns*	(36.33)% - 13.41%	0.39%

* Weighted by estimated exposure to chosen indices or exchange-traded funds.

The following are descriptions of the sensitivity of the Level 3 reoccurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks and Disputed Claims Receipt. The methodology and unobservable inputs in the above chart reflect the methodology and significant unobservable inputs of securities held at period ended March 31, 2016. The discount for lack of marketability used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount would result in a lower or higher fair value measurement.

Private Investment Funds. The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended March 31, 2016. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher or lower fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period
Multi-Strategy (a)(b)	$97,746,272	daily, quarterly, annually	2-65 days
Long-Short Global (c)	210,908,248	quarterly, semi-annually, 3 year rolling	45-90 days
Relative Value (d)	206,136,104	quarterly	65-90 days
Global Equity (e)	27,302,588	quarterly	30 days
Total	$542,093,212

(a)	This strategy entails the construction of portfolios primarily comprising capital allocated to various strategies based on risk and return profiles.
(b)	This strategy includes $446,452 of illiquid investments in liquidation. The fund expects to receive distributions on a bi-monthly basis over the next one to three years.

(c) This strategy entails the construction of portfolios primarily comprising long and short positions in global common stocks.

(d)	This strategy entails the construction of portfolios seeking to exploit price differences between similar securities through both long and short positions.

(e) This strategy entails the construction of portfolios primarily comprising long positions in global common stocks.

3.	Derivatives and Other Financial Instruments

During the period ended March 31, 2016, the fund invested in derivatives, such as but not limited to futures, purchased and written options, and total return swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for ‘‘hedging’’ when TIFF Advisory Services, Inc. ("TAS") or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS's or the money manager's general understanding of how derivative instruments act in relation to referenced securities or markets but also on market conditions out of control of TAS or the money manager.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (‘‘covered’’) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

The fund uses futures contracts primarily in three ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain long-term exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels. While trades here may be opportunistic in order to rebalance or otherwise adjust the fund's exposures, generally the fund's holdings of futures at the end of the period are indicative of the types, number, and magnitude of positions held throughout the period. The fund's trading in futures tends to be centered around the quarterly roll periods and within the duration-hedging activities.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market.’’ Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission (‘‘CFTC’’) and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund uses swaps primarily in two ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices (2) to gain short- or long-term exposure, both long and short, to the total returns of individual stocks and bonds and 3) to gain long-term exposures to the total returns of investment products. While swaps falling into the first category are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade. The fund's holdings of swaps at the end of the period are indicative of the types of positions held throughout the period.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular ‘‘notional amount’’ or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a ‘‘basket’’ of securities representing a particular index. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. This risk will be greater if an independent amount applies.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. Swap contracts may also involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Equity or Total Return Swaps. The fund uses equity or total return swaps to gain exposure to the total returns of investment products. An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. Similarly, such payments may be based on the performance of an index. In return the other party would make payments, typically at a spread to a floating rate, calculated based on the notional amount.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position. The fund’s holdings of options at the end of the period are indicative of the types, number, and magnitude of positions held throughout the period.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write ‘‘covered’’ call options, meaning that the fund owns the underlying instrument that is subject to the call or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option, any underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

For the period ended March 31, 2016, the fund had the following transactions in written options.

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2015	—	$—
Options written	694,900	1,180,888
Options terminated in closing purchase transactions	(48,900)	(43,500)
Options expired	—	—
Options assigned	—	—
Options outstanding at March 31, 2016	646,000	$1,137,388

Forward Currency Contracts

At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements. The fund's holdings of forward currency contracts at the end of the period are indicative of the types of positions held throughout the period.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

The fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The fund must also post an additional amount of margin of 50% of the value of the short sale. Additional margin may be required as the value of the borrowed security fluctuates. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Interest Only Securities

The fund invests in interest only securities ("IOs"), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund's derivative instruments grouped by contract type and primary risk exposure category as of March 31, 2016. These derivatives are not accounted for as hedging instruments. The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund's derivative activity throughout the reporting period.

The following table lists the fair values of the fund's derivative holdings as of March 31, 2016, grouped by contract type and risk exposure category.

Derivative Type	Balance Sheet Location	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total
Asset Derivatives

Purchased Options	Investments, at value	$—	$—	$2,609,560	$2,609,560
Swap Contracts	Swap contracts, at value	—	—	99,353	99,353
Financial Futures Contracts	Variation margin*	—	—	1,721,992	1,721,992
Total Value - Assets		$—	$—	$4,430,905	$4,430,905

Liability Derivatives
Written Options	Investments, at value	$—	$—	$(739,800)	$(739,800)
Swap Contracts	Swap contracts, at value	—	—	(118,820)	(118,820)
Financial Futures Contracts	Variation margin*	(23,993)	(546,853)	—	(570,846)
Total Value - Liabilities		$(23,993)	$(546,853)	$(858,620)	$(1,429,466)

* Cumulative appreciation (depreciation) of futures contracts is reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

4.	Federal Tax Information

For federal income tax purposes, the cost of investments owned at March 31, 2016, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, other than proceeds from securities sold short, at March 31, 2016, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$433,845,803	$(567,543,878)	$(133,698,075)	$4,694,295,211

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, income/losses from underlying partnerships, distributions from real estate investment trusts and marked-to-market of investments in passive foreign investment companies.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital account based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of March 31, 2016.

5.	Repurchase Agreements

The fund will engage in repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

6.	Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund's assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in asset-backed and mortgage-backed securities. These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

7.	Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2016

	Principal Amount	Value
Investments — 99.7% of net assets

Short-Term Investments — 99.7%

Repurchase Agreement — 3.1%
Fixed Income Clearing Corp. issued on 03/31/16 (proceeds at maturity $2,544,952) (collateralized by US Treasury Bond, due 08/15/44 with a total par value of $2,350,000 and a total market value of $2,599,688) 0.030%, 04/01/16 (Cost $2,544,950)	$2,544,950	$2,544,950

US Treasury Bills (a) — 96.6%
US Treasury Bill, due on 04/28/16	27,000,000	26,996,697
US Treasury Bill, due on 05/12/16	1,000,000	999,624
US Treasury Bill, due on 06/09/16	16,000,000	15,994,416
US Treasury Bill, due on 06/16/16	12,000,000	11,995,176
US Treasury Bill, due on 06/30/16	2,000,000	1,998,944
US Treasury Bill, due on 07/07/16	2,000,000	1,998,736
US Treasury Bill, due on 08/04/16	20,000,000	19,979,240

Total US Treasury Bills — 96.6% (Cost $79,934,327)		79,962,833

Total Short-Term Investments (Cost $82,479,277)		82,507,783

Total Investments — 99.7% (Cost $82,479,277)		82,507,783

Other Assets in Excess of Liabilities — 0.3%		277,900

Net Assets — 100.0%		$82,785,683

(a)    Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

TIFF SHORT-TERM FUND	March 31, 2016
NOTES TO SCHEDULE OF INVESTMENTS
(UNAUDITED)

1.     Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of March 31, 2016, TIP consisted of two mutual funds, TIFF Multi-Asset Fund ("MAF") and TIFF Short-Term Fund ("STF" or the "fund"), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The schedule of investments and notes presented here relate only to STF.

Investment Objective

STF's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.     Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value.

Fair value is defined as the price that the fund could reasonable expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

During the period ended March 31, 2016, all of the fund’s investments were valued using Level 1 inputs and, as a result, there were no transfers between any of the fair value hierarchy levels.

3.     Federal Tax Information

For federal income tax purposes, the cost of investments owned at March 31, 2016, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at March 31, 2016, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$28,506	$-	$28,506	$82,479,277

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of March 31, 2016.

4.     Repurchase Agreements

The fund will engage in repurchase transactions under the terms of master repurchase agreements with parties approved by TAS.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.

5.     Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

6.     Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

Item 2. Controls and Procedures.

(a) The registrant's Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the “1940 Act”) (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of the Chief Executive Officer and Chief Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program

By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	5/31/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Flannery
Richard J.Flannery, President and Chief Executive Officer

Date	5/31/16

By:	/s/ Dawn I. Lezon
Dawn I. Lezon, Treasurer and Chief Financial Officer

Date	5/31/16